                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-6165

                      (Investment Company Act File Number)

                 Federated Municipal Securities Income Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/06

             Date of Reporting Period: Six months ended 2/28/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.10		$10.94	$10.70	$11.00	$11.08		$10.65
Income From Investment Operations:
Net investment income	0.26		0.52	0.52	0.52	0.52	[1]	0.53
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.10)		0.16	0.24	(0.30)	(0.08	) [1]	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.68	0.76	0.22	0.44		0.96
Less Distributions:
Distributions from net investment income	(0.26)		(0.52)	(0.52)	(0.52)	(0.52)		(0.53)
Net Asset Value, End of Period	$11.00		$11.10	$10.94	$10.70	$11.00		$11.08
Total Return [2]	1.43%		6.32%	7.26%	1.98%	4.16%		9.27%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%	0.50%	0.50%	0.50%		0.50%
Net investment income	4.70	% [3]	4.68%	4.81%	4.72%	4.81	% [1]	4.91%
Expense waiver/reimbursement [4]	0.89	% [3]	0.90%	0.85%	0.80%	0.85%		0.91%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,682		$44,159	$34,269	$36,607	$39,872		$30,079
Portfolio turnover	9%		18%	13%	24%	21%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.10		$10.94	$10.70	$11.00	$11.08		$10.65
Income From Investment Operations:
Net investment income	0.21		0.43	0.44	0.44	0.44	[1]	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.10)		0.16	0.24	(0.30)	(0.08)	[1]	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.59	0.68	0.14	0.36		0.88
Less Distributions:
Distributions from net investment income	(0.21)		(0.43)	(0.44)	(0.44)	(0.44)		(0.45)
Net Asset Value, End of Period	$11.00		$11.10	$10.94	$10.70	$11.00		$11.08
Total Return [2]	1.05%		5.52%	6.46%	1.22%	3.39%		8.46%

Ratios to Average Net Assets:
Net expenses	1.25	% [3]	1.25%	1.25%	1.25%	1.25%		1.25%
Net investment income	3.95	% [3]	3.93%	4.06%	3.97%	4.05	% [1]	4.16%
Expense waiver/reimbursement [4]	0.64	% [3]	0.65%	0.60%	0.55%	0.60%		0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,926		$37,464	$43,773	$50,921	$49,363		$43,675
Portfolio turnover	9%		18%	13%	24%	21%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period	[1]
Actual:
Class A Shares	$1,000	$1,014.30	$2.50
Class B Shares	$1,000	$1,010.50	$6.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.32	$2.51
Class B Shares	$1,000	$1,018.60	$6.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.50%
Class B Shares	1.25%

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	32.4%	Aaa	33.8%
AA	6.3%	Aa	5.0%
A	22.1%	A	17.7%
BBB	14.2%	Baa	8.1%
BB	0.8%	Ba	0.0%
B	0.0%	Caa	0.9%
Not Rated by S&P	23.5%	Not Rated by Moody's	33.8%
Other Assets and Liabilities--Net [2]	0.7%	Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 11.3% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--97.9%
		California--95.6%
$500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	$540,485
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	581,900
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	536,815
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	632,419
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	543,010
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University)/(United States Treasury PRF 8/1/2009 @100), 8/1/2032	1,069,430
750,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	753,810
280,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	291,077
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	443,096
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	447,062
1,000,000		California Health Facilities Financing Authority, INS Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance INS)/(Original Issue Yield: 5.737%), 5/1/2020	1,033,850
435,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017	447,450
120,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(United States Treasury PRF 7/1/2006 @102)/(Original Issue Yield: 6.15%), 7/1/2017	123,472
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	1,017,240
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center)/(United States Treasury PRF 12/1/2009 @101), 12/1/2030	1,656,300
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	524,935
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	$1,056,030
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	1,071,230
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	921,483
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,047,340
750,000		California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	781,380
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	702,296
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/ (Original Issue Yield: 5.323%), 1/1/2014	1,008,210
50,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	50,247
500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (INS Series), 5.375% (United States Treasury PRF 5/1/2012 @101), 5/1/2018	553,525
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (United States Treasury PRF 5/1/2012 @101)/(Original Issue Yield: 5.48%), 5/1/2018	1,660,575
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	919,538
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	1,040,780
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,284
1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	1,064,270
1,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021	1,083,230
400,000		California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	413,764
1,000,000		California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,070,150
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	535,860
400,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	428,836
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$400,000	[1,2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035	$402,116
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	1,036,540
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	518,945
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	1,034,840
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	533,225
450,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2022	502,182
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024	507,762
1,000,000		Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance INS), 8/1/2037	1,027,430
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	267,477
1,000,000		Chula Vista, CA, IDRBs (Series 1992D), 5.00% (San Diego Gas & Electric Company), 12/1/2027	1,032,270
1,000,000		Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS), 9/1/2035	1,044,630
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0, 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	1,106,200
1,000,000		El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance LOC)/(Original Issue Yield: 5.32%), 3/1/2018	1,046,520
740,000		El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028	755,866
700,000		Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A) Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury PRF 1/1/2007 @100)/ (Original Issue Yield: 6.78%), 1/1/2032	718,578
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	1,031,140
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	2,253,420
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	1,085,990
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In Treasuries COL), 8/1/2011	537,040
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 9/1/2034	$1,047,240
500,000		La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	550,200
845,000		Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital Assurance Inc. INS), 12/1/2023	892,151
1,000,000		Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	1,028,720
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,049,380
380,000		Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	382,253
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	1,081,450
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008 @100)/(Original Issue Yield: 6.28%), 8/15/2030	533,585
400,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010 @101)/(Original Issue Yield: 6.03%), 8/15/2032	446,260
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	515,800
500,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	501,030
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	1,179,360
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	532,190
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%), 11/1/2017	941,931
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/ (Original Issue Yield: 5.78%), 11/1/2020	1,068,200
600,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	606,072
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center), 7/1/2026	1,077,740
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	2,178,020
500,000		Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	494,565
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	$1,100,060
349,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	327,481
1,000,000		San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,050,790
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/ (Original Issue Yield: 5.90%), 7/1/2028	314,013
300,000		San Francisco, CA City & County Airport Commission, (Second Series) Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	304,155
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	431,184
1,000,000		San Jose, CA Unified School District, COPs, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 6/1/2020	1,039,120
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	536,865
1,000,000		Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	1,033,940
1,500,000		Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	1,609,755
1,000,000		South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset Assurance INS), 8/1/2030	1,030,710
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,085,120
1,000,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset Assurance INS), 12/1/2035	1,027,530
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	462,720
1,400,000		Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	1,488,942
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	416,948
1,000,000		Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series 2005A), 5.00% (FSA INS), 9/1/2029	1,051,760
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,052,270
1,000,000		University of California, General Revenue Bonds, 2005 (Series G), 4.75% (FGIC INS), 5/15/2027	1,028,710
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	$1,208,170
1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,045,040
965,000		Walnut, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/(AMBAC INS), 9/1/2019	1,051,753
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	555,010
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	1,064,320
		TOTAL	79,936,063
		Puerto Rico--2.3%
1,000,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.5384% (FSA INS), 7/1/2015	1,265,160
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	647,045
		TOTAL	1,912,205
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $77,308,654)	81,848,268
		SHORT-TERM MUNICIPALS--1.4% [3]
		California--1.4%
1,200,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.120%, 3/2/2006 (AT AMORTIZED COST)	1,200,000
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $78,508,654) [4]	83,048,268
		OTHER ASSETS AND LIABILITIES - NET--0.7%	559,598
		TOTAL NET ASSETS--100%	$83,607,866

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.3% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $3,150,917 which represents 3.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At February 28, 2006, these securities amounted to $1,667,276 which represents 2.0% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $78,505,246.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	--Housing Development Finance Authority
INS	--Insured
IDRB(s)	--Industrial Development Revenue Bond(s)
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $78,508,654)		$83,048,268
Cash		71,793
Income receivable		1,105,430
Receivable for shares sold		621,492
TOTAL ASSETS		84,846,983
Liabilities:
Payable for investments purchased	$496,210
Payable for shares redeemed	613,010
Income distribution payable	97,929
Payable for shareholder services fee (Note 5)	15,925
Accrued expenses	16,043
TOTAL LIABILITIES		1,239,117
Net assets for 7,599,604 shares outstanding		$83,607,866
Net Assets Consist of:
Paid-in capital		$82,398,911
Net unrealized appreciation of investments		4,539,614
Accumulated net realized loss on investments		(3,332,284)
Undistributed net investment income		1,625
TOTAL NET ASSETS		$83,607,866
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($49,682,148 ÷ 4,515,937 shares outstanding), no par value, unlimited shares authorized		$11.00
Offering price per share (100/95.50 of $11.00) [1]		$11.52
Redemption proceeds per share		$11.00
Class B Shares:
Net asset value per share ($33,925,718 ÷ 3,083,667 shares outstanding), no par value, unlimited shares authorized		$11.00
Offering price per share		$11.00
Redemption proceeds per share (94.50/100 of $11.00) [1]		$10.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$2,121,119
Expenses:
Investment adviser fee (Note 5)		$163,117
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		2,786
Transfer and dividend disbursing agent fees and expenses		30,179
Directors'/Trustees' fees		946
Auditing fees		10,960
Legal fees		3,183
Portfolio accounting fees		32,521
Distribution services fee--Class A Shares (Note 5)		57,547
Distribution services fee--Class B Shares (Note 5)		133,205
Shareholder services fee--Class A Shares (Note 5)		57,082
Shareholder services fee--Class B Shares (Note 5)		44,402
Share registration costs		12,550
Printing and postage		8,710
Insurance premiums		3,949
Miscellaneous		1,021
TOTAL EXPENSES		656,378
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(163,117)
Waiver of administrative personnel and services fee	(16,948)
Waiver of distribution services fee--Class A Shares	(57,547)
Reimbursement of other operating expenses	(79,304)
TOTAL WAIVERS AND REIMBURSEMENT		(316,916)
Net expenses			339,462
Net investment income			1,781,657
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(54,989)
Net realized gain on futures contracts			64,524
Net change in unrealized appreciation of investments			(734,899)
Net change in unrealized depreciation of futures contracts			19,768
Net realized and unrealized loss on investments and futures contracts			(705,596)
Change in net assets resulting from operations			$1,076,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,781,657	$3,418,889
Net realized gain on investments and futures contracts	9,535	283,485
Net change in unrealized appreciation/depreciation of investments and futures contracts	(715,131)	796,076
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,076,061	4,498,450
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,080,758)	(1,802,605)
Class B Shares	(699,142)	(1,615,587)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,779,900)	(3,418,192)
Share Transactions:
Proceeds from sale of shares	9,973,081	15,113,488
Net asset value of shares issued to shareholders in payment of distributions declared	1,186,261	2,088,041
Cost of shares redeemed	(8,470,921)	(14,700,388)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,688,421	2,501,141
Change in net assets	1,984,582	3,581,399
Net Assets:
Beginning of period	81,623,284	78,041,885
End of period (including undistributed (distributions in excess of) net investment income of $1,625 and $(132), respectively)	$83,607,866	$81,623,284

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had net realized gains on futures contracts of $64,524.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	7/3/2001	$500,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$395,089
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$500,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035	8/26/2005	$396,585

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	839,495	$9,212,282	1,249,922	$13,786,385
Shares issued to shareholders in payment of distributions declared	65,662	719,812	98,959	1,089,826
Shares redeemed	(368,285)	(4,034,753)	(500,918)	(5,516,722)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	536,872	$5,897,341	847,963	$9,359,489

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	69,196	$760,799	120,033	$1,327,103
Shares issued to shareholders in payment of distributions declared	42,553	466,449	90,665	998,215
Shares redeemed	(404,018)	(4,436,168)	(834,208)	(9,183,666)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(292,269)	$(3,208,920)	(623,510)	$(6,858,348)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	244,603	$2,688,421	224,453	$2,501,141

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $78,505,246. The net unrealized appreciation of investments for federal tax purposes was $4,543,022. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,572,835 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,813.

At August 31, 2005, the Fund had a capital loss carryforward of $3,364,668 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 790,867
2009	$1,337,342
2010	$ 166,229
2011	$ 562,757
2012	$ 507,473

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $163,117 of its fee and reimbursed $79,304 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.189% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Share Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, FSC voluntarily waived $57,547 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2006, FSC retained $12,372 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,325,000 and $13,725,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$9,061,481
Sales	$7,177,749

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 39.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.1% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

4031005 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.23		$11.36	$11.17	$11.22	$11.06		$10.64
Income From Investment Operations:
Net investment income	0.22		0.44	0.43	0.45	0.50	[1]	0.53
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	(0.18)		(0.13)	0.19	(0.05)	0.16	[1]	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.31	0.62	0.40	0.66		0.95
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.43)	(0.45)	(0.50)		(0.53)
Net Asset Value, End of Period	$11.05		$11.23	$11.36	$11.17	$11.22		$11.06
Total Return [2]	0.40%		2.78%	5.60%	3.58%	6.15%		9.12%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%	0.50%	0.50%	0.50%		0.50%
Net investment income	4.06	% [3]	3.91%	3.76%	3.96%	4.53	% [1]	4.86%
Expense waiver [4]	0.31	% [3]	0.32%	0.36%	0.36%	0.39%		0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,044		$213,304	$164,213	$147,959	$134,718		$107,043
Portfolio turnover	9%		21%	20%	15%	19%		13%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,004.00	$2.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	55.5%	Aaa	53.5%
AA	24.6%	Aa	28.2%
A	7.4%	A	4.7%
BBB	4.8%	Baa	3.0%
BB	0.0%	Ba	0.0%
B	0.0%	B	0.0%
Not Rated by S&P	6.5%	Not Rated by Moody's	9.4%
Other Assets and Liabilities--Net [2]	1.2%	Other Assets and Liabilities--Net [2]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, all have received long-term ratings by one of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS--98.3%
	Michigan--98.3%
$500,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	$546,940
1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	1,089,860
365,000	Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS), 5/1/2011	407,774
1,070,000	Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014	1,141,925
1,120,000	Ann Arbor, MI Building Authority, Refunding LT GO Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 3/1/2013	1,207,012
1,500,000	Bishop, MI International Airport Authority, Revenue Bonds (Series 199B), 5.125% (American Capital Access INS)/(Original Issue Yield: 5.25%), 12/1/2017	1,553,295
1,090,000	Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.70%), 5/1/2014	1,158,397
1,215,000	Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	1,332,575
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	1,176,738
1,875,000	Caledonia, MI Community Schools, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2016	2,031,188
2,050,000	Caledonia, MI Community Schools, UT GO Bonds, 5.40% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.48%), 5/1/2018	2,195,612
860,000	Central Michigan University, Revenue Bonds, 5.20% (United States Treasury PRF 4/1/2007 @ 101)/(Original Issue Yield: 5.227%), 10/1/2009	884,992
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	1,907,894
1,070,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014	1,151,759
1,245,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	1,341,450
1,775,000	Chippewa Valley, MI Schools, School Building & Site Refunding Bonds, 5.50% (United States Treasury PRF 5/1/2012 @ 100), 5/1/2015	1,954,666
1,905,000	Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019	2,046,961
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012 @ 100), 5/1/2018	1,121,780
1,000,000	Detroit, MI Sewage Disposal System, Senior Lien Refunding Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2009	1,045,590
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$500,000	Detroit, MI Water Supply System, Second Lien Revenue Bonds (Series 1995A), 5.10% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	$510,835
1,000,000	Detroit, MI Water Supply System, Senior Lien PRF Revenue Bonds (Series 1999A), 5.75% (United States Treasury PRF 1/1/2010 @ 101)/(Original Issue Yield: 5.84%), 7/1/2019	1,087,790
2,070,000	Detroit, MI Water Supply System, Senior Lien Bonds, 5.00% (FGIC INS), 7/1/2014	2,236,821
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	1,437,194
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,045,890
1,000,000	Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	1,078,630
1,120,000	Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015	1,209,051
1,200,000	Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2016	1,298,076
1,000,000	Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008	1,034,740
1,000,000	Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,034,850
1,000,000	Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	1,068,570
2,000,000	Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	1,980,400
1,925,000	East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	2,080,136
2,270,000	East Lansing, MI School District, Refunding UT GO Bonds (Series 2005B), 5.00% (MBIA Insurance Corp. INS), 5/1/2014	2,459,273
315,000	East Lansing, MI, UT GO Refunding Bonds (Series 1993B), 4.85%, 10/1/2007	315,359
1,000,000	Ecorse, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2008 @ 101)/(Original Issue Yield: 5.59%), 5/1/2017	1,051,980
1,100,000	Farmington, MI Public School District, UT GO Bonds, 4.00% (Q-SBLF GTD)/ (Original Issue Yield: 4.27%), 5/1/2009	1,116,577
675,000	Ferris State University, MI, Revenue Bonds, 5.40% (United States Treasury PRF 4/1/2007 @ 101)/(Original Issue Yield: 5.45%), 10/1/2009	696,053
1,000,000	Forest Hills, MI Public School, Refunding UT GO Bonds, 5.00%, 5/1/2012	1,072,840
2,000,000	Forest Hills, MI Public School, UT GO Bonds, 5.25% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.50%), 5/1/2019	2,130,520
1,075,000	Gibraltar, MI School District, School Building & Site UT GO Bonds, 5.00% (FGIC INS), 5/1/2012	1,153,303
1,000,000	Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,079,730
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$200,000	Grand Rapids, MI Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008	$201,558
1,000,000	Harper Creek, MI Community School District, UT GO Bonds, 5.125% (United States Treasury PRF 5/1/2011 @ 100)/(Original Issue Yield: 5.21%), 5/1/2021	1,070,730
1,000,000	Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	1,078,370
1,650,000	Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	1,790,283
1,315,000	Hazel Park, MI School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2013	1,405,538
1,660,000	Hemlock, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011 @ 100), 5/1/2018	1,817,816
1,375,000	Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	1,473,395
1,575,000	Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD),(Q-5/1/2017	1,679,769
2,000,000	Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.95%), 5/1/2022	2,141,880
2,000,000	Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.70%), 5/1/2019	2,157,440
1,575,000	Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011	1,698,165
1,350,000	Kalamazoo, MI City School District, Building & Site UT GO Bonds, 5.00% (FSA(Q- INS), 5/1/2013	1,432,809
2,560,000	Kent County, MI Building Authority, LT GO Building Authority Refunding Bonds, (Series 2005), 5.25%, 6/1/2017	2,865,382
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,446,561
1,250,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	1,316,125
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health)/(United States Treasury PRF 7/15/2011 @ 101), 1/15/2015	1,095,670
1,925,000	Lake Fenton, MI Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017	2,097,981
1,000,000	Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015	1,084,490
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	1,848,444
1,000,000	Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.50%), 5/1/2016	1,071,030
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	$1,065,500
1,000,000	Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009 @ 100), 5/1/2015	1,059,770
2,000,000	Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.67%), 5/1/2018	2,161,300
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XVII-A, 5.65% (AMBAC INS), 6/1/2010	1,381,577
1,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	1,044,230
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2003C), 5.00% (Local Government Loan Program), 5/1/2008	1,031,040
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2013	1,071,180
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2015	1,078,530
1,200,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2009	1,271,508
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(United States Treasury PRF 10/1/2009 @ 101), 10/1/2015	1,083,760
810,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006	820,230
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2009 @ 101), 10/1/2013	2,364,280
1,500,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 1/1/2014	1,647,285
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	1,084,870
1,100,000	Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,133,231
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI), 3/1/2013	1,619,490
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	1,082,810
1,200,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016	1,285,056
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017	1,068,500
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2012	$1,043,240
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,042,520
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/(United States Treasury COL)/ (Original Issue Yield: 5.05%), 5/15/2013	1,037,200
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	1,390,259
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	1,286,625
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	1,028,520
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.55%), 8/15/2014	2,152,060
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(United States Treasury COL)/(Original Issue Yield: 5.26%), 8/15/2011	1,365,598
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA Insurance Corp. INS), 11/15/2011	2,173,040
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,101,160
1,500,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2010	1,569,480
480,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.20% (Sparrow Obligated Group, MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2007	495,614
450,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.30% (Sparrow Obligated Group, MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2008	464,954
450,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.40% (Sparrow Obligated Group, MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2009	465,269
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	998,810
600,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.10% (Henry Ford Health System, MI)/(Original Issue Yield: 5.20%), 11/15/2007	613,668
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,400,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.50% (MidMichigan Obligated Group)/(FSA INS), 6/1/2008	$1,458,450
565,000	Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA COL Home Mortgage Program GTD), 7/20/2019	601,657
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	1,034,220
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	863,321
2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2031	1,950,440
175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	178,764
325,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(United States Treasury PRF 7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018	340,649
1,105,000	Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.40% (NSF International)/(United States Treasury PRF 8/1/2007 @ 101), 8/1/2010	1,143,277
1,065,000	Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.50% (NSF International)/(United States Treasury PRF 8/1/2007 @ 101), 8/1/2011	1,103,361
1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,003,510
1,000,000	Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	1,000,930
950,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 1998A), 5.25%, 11/1/2012	1,036,336
1,000,000	Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2013	1,097,780
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011 @ 100), 11/1/2018	1,089,720
3,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007	3,079,710
1,250,000	Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.86%), 5/1/2020	1,355,613
300,000	Montague, MI Public School District, UT GO Bonds, 5.125% (FSA INS), 5/1/2006	300,909
300,000	Montague, MI Public School District, UT GO Bonds, 5.125% (United States Treasury PRF 5/1/2006 @ 100), 5/1/2008	300,933
2,000,000	Mount Clemens, MI Community School District, Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2014	2,166,760
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,200,000	Newaygo, MI Public Schools, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2010 @ 100), 5/1/2014	$1,289,844
1,350,000	North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	1,457,811
500,000	Northville, MI Public School District, Refunding UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 5.05%), 5/1/2010	509,270
1,765,000	Oakland County, MI EDC, LO Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(United States Treasury PRF 6/1/2007 @ 102), 6/1/2014	1,844,531
1,000,000	Paw Paw, MI Public School District, School Building & Site UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.60%), 5/1/2020	1,074,870
275,000	Pewamo Westphalia, MI Community School District, UT GO Bonds, 5.00% (FGIC INS), 5/1/2006	275,767
1,100,000	Plymouth-Canton, MI Community School District, Refunding UT GO Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.55%), 5/1/2012	1,117,259
1,360,000	Pontiac, MI, LT GO Fiscal Stabilization Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS), 5/1/2016	1,471,506
500,000	Portage, MI Public Schools, UT GO Refunding Bonds, 4.35% (FSA INS)/ (Original Issue Yield: 4.47%), 5/1/2011	511,435
500,000	Portage, MI Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/ (Original Issue Yield: 4.57%), 5/1/2012	511,565
1,000,000	Rochester, MI Community School District, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 5/1/2006	1,003,670
1,000,000	Rockford, MI Public Schools, Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2016	1,081,700
1,170,000	Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009 @ 100), 5/1/2011	1,257,364
1,500,000	Roseville, MI School District, UT GO Bonds, 4.45% (FSA INS), 5/1/2006	1,502,790
2,000,000	Royal Oak City, MI School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2015	2,175,780
1,000,000	Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	1,041,100
1,500,000	Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	1,601,220
5,000,000	Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	5,435,350
2,000,000	Saline, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @ 100), 5/1/2018	2,168,980
1,000,000	Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.65%), 5/1/2019	1,056,040
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$675,000	South Lyon, MI Community School District, UT GO Bonds, (Series A), 5.75% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.85%), 5/1/2019	$732,031
1,005,000	South Redford, MI School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2015	1,093,329
1,675,000	Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS), 5/1/2012	1,797,007
1,130,000	Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015	1,232,220
1,250,000	Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%), 10/1/2021	1,367,925
170,000	Troy, MI City School District, Refunding UT GO Bonds, 4.75% (Q-SBLF GTD)/ (Original Issue Yield: 4.80%), 5/1/2008	172,314
830,000	Troy, MI City School District, UT GO Bonds, 4.75% (United States Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 4.80%), 5/1/2008	843,023
1,000,000	University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan Health System), 12/1/2009	1,043,540
1,000,000	Utica, MI Community Schools, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2016	1,077,670
1,060,000	Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.00% (FSA INS), 5/1/2015	1,148,902
1,000,000	Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	1,095,030
500,000	Walled Lake, MI Consolidated School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2012	536,420
1,200,000	Washtenaw Community College, MI, UT GO Bonds, (Series A), 4.90% (Original Issue Yield: 4.90%), 4/1/2006	1,201,644
1,450,000	Waterford, MI School District, UT GO Refunding Bonds, 4.85% (Q-SBLF GTD)/ (Original Issue Yield: 4.90%), 6/1/2010	1,454,553
1,000,000	Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United States Treasury PRF 5/1/2010 @ 100), 5/1/2015	1,084,490
1,000,000	Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.40%), 6/1/2009	1,024,520
2,000,000	Wayne Westland Community Schools, MI, UT GO Refunding Bonds, 5.00% (FSA INS), 5/1/2014	2,166,760
1,775,000	West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2011 @ 100), 5/1/2015	1,931,715
900,000	West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.75%), 5/1/2014	974,313
1,000,000	West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.60%), 5/1/2017	1,059,770
1,025,000	Whitehall, MI District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	1,122,447
1,080,000	Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.55%), 10/1/2008	1,121,429
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $195,417,398)	202,605,870
Principal Amount		Value
	SHORT-TERM MUNICIPALS--0.5% [1]
	Puerto Rico--0.5%
$900,000	Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 3/1/2006 (AT AMORTIZED COST)	$900,000
	TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $196,339,429) [2]	203,505,870
	OTHER ASSETS AND LIABILITIES - NET--1.2%	2,538,233
	TOTAL NET ASSETS--100%	$206,044,103

Securities that are subject to the federal alternative minimum tax (AMT) represent 4.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 The cost of investments for federal tax purposes amounts to $196,308,611.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $196,339,429)		$203,505,870
Cash		80,025
Income receivable		2,979,433
Receivable for shares sold		5,344
TOTAL ASSETS		206,570,672
Liabilities:
Payable for shares redeemed	$248,255
Income distribution payable	257,572
Payable for shareholder services fee (Note 5)	11,010
Accrued expenses	9,732
TOTAL LIABILITIES		526,569
Net assets for 18,639,931 shares outstanding		$206,044,103
Net Assets Consist of:
Paid-in capital		$201,165,173
Net unrealized appreciation of investments		7,166,441
Accumulated net realized loss on investments		(2,296,202)
Undistributed net investment income		8,691
TOTAL NET ASSETS		$206,044,103
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($206,044,103 ÷ 18,639,931 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/97.00 of $11.05) [1]		$11.39
Redemption proceeds per share		$11.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$4,744,190
Expenses:
Investment adviser fee (Note 5)		$415,551
Administrative personnel and services fee (Note 5)		82,767
Custodian fees		4,850
Transfer and dividend disbursing agent fees and expenses		23,900
Directors'/Trustees' fees		1,500
Auditing fees		10,960
Legal fees		2,717
Portfolio accounting fees		37,319
Shareholder services fee (Note 5)		241,034
Share registration costs		10,112
Printing and postage		7,351
Insurance premiums		4,238
Miscellaneous		1,615
TOTAL EXPENSES		843,914
Waivers (Note 5):
Waiver of investment adviser fee	$(147,519)
Waiver of administrative personnel and services fee	(3,604)
Waiver of shareholder services fee	(168,313)
TOTAL WAIVERS		(319,436)
Net expenses			524,478
Net investment income			4,219,712
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(189,923)
Net change in unrealized appreciation of investments			(3,174,082)
Net realized and unrealized loss on investments			(3,364,005)
Change in net assets resulting from operations			$855,707

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,219,712	$8,262,727
Net realized gain (loss) on investments	(189,923)	390,733
Net change in unrealized appreciation/depreciation of investments	(3,174,082)	(3,101,303)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	855,707	5,552,157
Distributions to Shareholders:
Distributions from net investment income	(4,210,951)	(8,246,812)
Share Transactions:
Proceeds from sale of shares	21,520,577	35,738,337
Proceeds from shares issued in connection with the tax-free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund	--	58,659,582
Net asset value of shares issued to shareholders in payment of distributions declared	2,653,338	4,621,790
Cost of shares redeemed	(28,078,690)	(47,234,100)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,904,775)	51,785,609
Change in net assets	(7,260,019)	49,090,954
Net Assets:
Beginning of period	213,304,122	164,213,168
End of period (including undistributed (distributions in excess of) net investment income of $8,691 and $(70), respectively)	$206,044,103	$213,304,122

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers one class of shares: Class A Shares.

On September 29, 2004, the Fund received assets from Golden Oak Michigan Tax-Free Bond Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Golden Oak Michigan Tax-Free Bond Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Golden Oak Michigan Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Golden Oak Michigan Tax-Free Bond Fund Class A Shares	5,090,009	$58,076,940	$3,621,705	--	$58,076,940	--
Golden Oak Michigan Tax-Free Bond Fund Class B Shares	51,065	582,642	11,721	--	582,642	--
TOTAL	5,141,074	$58,659,582	$3,633,426	$159,760,822	$58,659,582	$218,420,404

1 Unrealized Appreciation is included in the Golden Oak Michigan Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had no net realized gains or losses on future contracts. Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2006	Year Ended 8/31/2005
Shares sold	1,941,438	3,169,167
Shares issued in connection with tax-free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund	--	5,141,074
Shares issued to shareholders in payment of distributions declared	239,651	410,527
Shares redeemed	(2,535,541)	(4,187,599)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(354,452)	4,533,169

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $196,308,611. The net unrealized appreciation of investments for federal tax purposes was $7,197,259. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,406,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $209,412.

At August 31, 2005, the Fund had a capital loss carryforward of $2,128,310 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 804,301
2009	$ 2,481
2011	$ 100,968
2012	$ 16,083
2013	$ 1,204,477

As a result of the tax-free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $147,519 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Sales Charges

For the six months ended February 28, 2006, Federated Securities Corp., the principal distributor, retained $64 in sales charges from the sale of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC voluntarily waived $168,313 of its fee. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,850,000 and $24,650,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended February 28, 2006, were as follows:

Purchases	$18,952,837
Sales	$22,954,611

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 36.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it had already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated New York Municipal
Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.83		$10.65	$10.44	$10.59	$10.80		$10.29
Income From Investment Operations:
Net investment income	0.23		0.45	0.46	0.44	0.49	[1]	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.08)		0.18	0.21	(0.15)	(0.20	) [1]	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.63	0.67	0.29	0.29		1.03
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.46)	(0.44)	(0.50)		(0.52)
Net Asset Value, End of Period	$10.75		$10.83	$10.65	$10.44	$10.59		$10.80
Total Return [2]	1.39	% [3]	6.03%	6.51%	2.81%	2.79%		10.29%

Ratios to Average Net Assets:
Net expenses	0.66	% [4]	0.60%	0.61%	0.76%	0.91%		0.91%
Net investment income	4.23	% [4]	4.19%	4.31%	4.19%	4.72	% [1]	4.97%
Expense waiver/reimbursement [5]	1.06	% [4]	1.08%	1.07%	1.16%	1.10%		1.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,571		$26,307	$27,600	$26,273	$23,466		$23,011
Portfolio turnover	18%		20%	15%	8%	35%		40%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund's Class A Shares was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,		Period Ended
	2/28/2006		2005	2004	8/31/2003	[1]
Net Asset Value, Beginning of Period	$10.83		$10.65	$10.44	$10.65
Income From Investment Operations:
Net investment income	0.18		0.37	0.38	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.08)		0.18	0.21	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.55	0.59	0.15
Less Distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.75		$10.83	$10.65	$10.44
Total Return [2]	0.97%		5.21%	5.72%	1.42%

Ratios to Average Net Assets:
Net expenses	1.48	% [3]	1.37%	1.36%	1.51	% [3]
Net investment income	3.40	% [3]	3.42%	3.56%	3.36	% [3]
Expense waiver/reimbursement [4]	0.76	% [3]	0.83%	0.82%	0.91	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,470		$22,304	$21,802	$19,000
Portfolio turnover	18%		20%	15%	8%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,013.90	$3.30
Class B Shares	$1,000	$1,009.70	$ 7.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.52	$3.31
Class B Shares	$1,000	$ 1,017.46	$ 7.40

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.66%
Class B Shares	1.48%

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	28.2%	Aaa	21.2%
AA	12.5%	Aa	13.5%
A	19.7%	A	16.1%
BBB	11.2%	Baa	11.7%
BB	5.2%	Ba	3.1%
B	0.0%	B	1.3%
Not Rated By S&P	22.4%	Not Rated by Moody's	32.3%
Other Assets and Liabilities--Net [2]	0.8%	Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 8.7% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--96.1%
		New York--92.6%
$500,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	$521,410
500,000		Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	537,435
500,000	[1]	Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	550,685
500,000		Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II)/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	515,230
290,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	317,269
785,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	817,232
500,000		East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	540,540
500,000		Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20% (International Paper Co.), 12/1/2023	505,300
750,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	778,920
500,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	515,455
220,000		Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	244,345
500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	522,430
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	1,094,010
500,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	526,635
320,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State College Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 6/1/2028	338,675
500,000		Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026	530,915
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	$539,460
165,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	174,994
500,000		Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	517,955
500,000		New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	510,810
250,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/ (AMBAC INS), 7/1/2017	269,737
400,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	406,724
300,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	313,884
200,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	204,634
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	1,025,990
275,000		New York City, NY IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	275,775
400,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	420,172
500,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	503,060
500,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	435,655
300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	321,897
500,000		New York City, NY Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	517,830
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	540,320
500,000	[2]	New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 8.54548% (MBIA Insurance Corp. INS), 8/1/2018	613,720
500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	536,325
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	556,179
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	$543,200
1,000,000		New York Convention Center Development Corp., Hotel Unit Fee Secured Revenue Bonds (Series 2005), 5.00% (AMBAC INS), 11/15/2035	1,055,860
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	522,860
700,000		New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	792,855
500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY)/(United States Treasury PRF 5/15/2013 @100), 5/15/2023	554,075
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012 @101), (Original Issue Yield: 4.94%), 5/15/2021	546,825
500,000		New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA Insurance Corp. INS), 8/1/2041	562,180
1,000,000		New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	1,084,690
500,000		New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(American Capital Access INS), 7/1/2030	520,490
750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	791,407
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/(FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	572,820
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	786,563
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	266,585
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	544,460
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	794,475
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	531,170
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	269,300
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2025	$525,585
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	417,236
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	508,295
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025	1,062,000
200,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(FGIC INS), 7/1/2022	212,130
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	263,633
500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	509,010
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	535,400
300,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012 @100), 7/01/2022	323,964
400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	425,048
500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	539,230
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2009	504,300
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	924,075
500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	538,040
5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015	5,112
500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	529,655
1,000,000	[2]	New York State Thruway Authority, Drivers (Series 1069), 9.5174% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013	1,311,880
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2013 @100), 3/15/2019	$824,153
500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (Empire State Development Corp.), 1/1/2022	532,960
500,000		Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015	523,020
400,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF 6/15/2008 @101)/(Original Issue Yield: 5.42%), 6/15/2028	420,740
500,000		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	499,400
200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	199,928
500,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	498,070
440,000		Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	448,241
500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	513,650
300,000		Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College)/(United States Treasury PRF 6/1/2009 @101), 12/1/2024	330,243
500,000		Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	525,585
175,000		Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	186,541
500,000		Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	519,225
1,000,000		Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage Agency GTD), 4/1/2037	1,051,450
		TOTAL	44,489,221
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--3.5%
$500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.5384% (FSA INS), 7/1/2015	$632,580
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	513,250
135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	141,815
365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012 @100)/(Original Issue Yield: 5.40%), 7/01/2027	395,843
		TOTAL	1,683,488
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $44,568,711)	46,172,709
		SHORT-TERM MUNICIPALS--3.1% [3]
		New York--1.7%
800,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ), 2.950%, 3/1/2006	800,000
		Puerto Rico--1.4%
700,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 3/1/2006	700,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,500,000
		TOTAL MUNICIPAL INVESTMENTS--99.2% (IDENTIFIED COST $46,068,711) [4]	47,672,709
		OTHER ASSETS AND LIABILITIES - NET--0.8%	368,230
		TOTAL NET ASSETS--100%	$48,040,939

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $2,978,352 which represents 6.2% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $46,068,696.

At February 28, 2006, the Fund had the following outstanding short futures contract:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10 Yrs Futures [5]	(25)	$(2,700,000)	March 2006	$16,693

5 Non-incoming producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $46,068,711)		$47,672,709
Cash		80,019
Income receivable		613,760
Receivable for investments sold		5,000
Receivable for shares sold		10,624
Prepaid expenses		1,210
TOTAL ASSETS		48,383,322
Liabilities:
Payable for shares redeemed	$246,697
Income distribution payable	66,674
Payable for daily variation margin	7,812
Payable for distribution services fee (Note 5)	12,449
Payable for shareholder services fee (Note 5)	8,751
TOTAL LIABILITIES		342,383
Net assets for 4,467,599 shares outstanding		$48,040,939
Net Assets Consist of:
Paid-in capital		$47,184,489
Net unrealized appreciation of investments and futures contracts		1,620,691
Accumulated net realized loss on investments, futures contracts, and swap contracts		(753,955)
Distributions in excess of net investment income		(10,286)
TOTAL NET ASSETS		$48,040,939
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($26,571,353 ÷ 2,471,057 shares outstanding), no par value, unlimited shares authorized		$10.75
Offering price per share (100/95.50 of $10.75) [1]		$11.26
Redemption proceeds per share		$10.75
Class B Shares:
Net asset value per share ($21,469,586 ÷ 1,996,542 shares outstanding), no par value, unlimited shares authorized		$10.75
Offering price per share		$10.75
Redemption proceeds per share (94.50/100 of $10.75) [1]		$10.16

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$1,164,128
Expenses:
Investment adviser fee (Note 5)		$95,229
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		2,153
Transfer and dividend disbursing agent fees and expenses		28,909
Directors'/Trustees' fees		860
Auditing fees		10,980
Legal fees		3,183
Portfolio accounting fees		32,384
Distribution services fee--Class A Shares (Note 5)		32,437
Distribution services fee--Class B Shares (Note 5)		81,245
Shareholder services fee--Class A Shares (Note 5)		29,157
Shareholder services fee--Class B Shares (Note 5)		27,081
Share registration costs		15,059
Printing and postage		8,605
Insurance premiums		3,853
Miscellaneous		675
TOTAL EXPENSES		466,030
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(95,229)
Waiver of administrative personnel and services fee	(17,118)
Waiver of distribution services fee--Class A Shares	(32,437)
Reimbursement of shareholder services fee--Class A Shares	(6,512)
Reimbursement of other operating expenses	(68,853)
TOTAL WAIVERS AND REIMBURSEMENTS		(220,149)
Net expenses			245,881
Net investment income			918,247
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			77,293
Net realized gain on swaps contracts			43,500
Net realized gain on futures contracts			80,656
Net change in unrealized appreciation of investments			(621,685)
Net change in unrealized depreciation of futures contracts			41,402
Net change in unrealized depreciation on swaps contracts			19,451
Net realized and unrealized loss on investments, futures contracts, and swap contracts			(359,383)
Change in net assets resulting from operations			$558,864

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$918,247	$1,860,055
Net realized gain on investments, futures contracts and swap contracts	201,449	33,234
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(560,832)	822,845
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	558,864	2,716,134
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(555,176)	(1,099,346)
Class B Shares	(373,332)	(760,234)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(928,508)	(1,859,580)
Share Transactions:
Proceeds from sale of shares	3,684,670	5,728,660
Net asset value of shares issued to shareholders in payment of distributions declared	519,991	943,075
Cost of shares redeemed	(4,404,653)	(8,319,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(199,992)	(1,647,967)
Change in net assets	(569,636)	(791,413)
Net Assets:
Beginning of period	48,610,575	49,401,988
End of period (including distributions in excess of net investment income of $(10,286) and $(25), respectively)	$48,040,939	$48,610,575

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had net realized gains on swap contracts of $43,500.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had net realized gains on futures contracts of $80,656.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$ 400,000
New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 8.54548% (MBIA Insurance Corp. INS), 8/1/2018	2/6/2006	$591,450

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	262,557	$2,817,011	322,792	$3,473,791
Shares issued to shareholders in payment of distributions declared	25,418	271,886	41,751	448,512
Shares redeemed	(244,868)	(2,622,467)	(529,239)	(5,682,587)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	43,107	$466,430	(164,696)	$(1,760,284)

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	81,156	$867,659	209,632	$2,254,869
Shares issued to shareholders in payment of distributions declared	23,196	248,105	46,046	494,563
Shares redeemed	(166,363)	(1,782,186)	(245,170)	(2,637,115)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(62,011)	$(666,422)	10,508	$112,317
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,904)	$(199,992)	(154,188)	$(1,647,967)

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $46,068,696. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $1,604,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,703,300 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,287.

At August 31, 2005, the Fund had a capital loss carryforward of $983,473, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$288,795
2011	$371,903
2012	$ 4,752
2013	$318,023

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $95,229 of its fee and reimbursed $68,853 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.324% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Share Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, FSC voluntarily waived $32,437 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2006, FSC retained $3,048 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee of the Class A Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $6,512 for the Class A Shares for the six months ended February 28, 2006.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,025,000 and $9,625,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$7,775,248
Sales	$8,790,205

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 41.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it had already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

4031009 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.07		$11.05	$10.92	$11.07	$10.99		$10.45
Income from Investment Operations:
Net investment income	0.24		0.47	0.48	0.48	0.50	[1]	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)		0.02	0.13	(0.15)	0.08	[1]	0.54
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.49	0.61	0.33	0.58		1.04
Less Distributions:
Distributions from net investment income	(0.24)		(0.47)	(0.48)	(0.48)	(0.50)		(0.50)
Net Asset Value, End of Period	$10.90		$11.07	$11.05	$10.92	$11.07		$10.99
Total Return [2]	0.68	% [3]	4.57%	5.61%	2.93%	5.48%		10.23%

Ratios to Average Net Assets:
Net expenses	0.71	% [4]	0.78%	0.79%	0.79%	0.79%		0.79%
Net investment income	4.47	% [4]	4.29%	4.26%	4.22%	4.62	% [1]	4.71%
Expense waiver/reimbursement [5]	0.73	% [4]	0.63%	0.56%	0.49%	0.61%		0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,808		$62,000	$56,289	$82,430	$55,261		$47,235
Portfolio turnover	4%		12%	16%	16%	21%		28%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.04% on the total return. See Notes to Financial Statements, (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs (in dollars) of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,006.80	$3.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.27	$3.56

1 Expenses are equal to the Fund's annualized net expense ratio of 0.71% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	33.7%	Aaa	36.8%
AA	30.0%	Aa	21.7%
A	6.2%	A	5.2%
BBB	9.4%	Baa	8.0%
BB	0.0%	Ba	0.0%
B	0.0%	B	0.0%
Not Rated by S&P	19.9%	Not Rated by Moody's	27.5%
Other Assets and Liabilities--Net [2]	0.8%	Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 9.4% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--95.5%
		North Carolina--86.9%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	$1,300,420
920,000		Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	971,833
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010 @101)/(Original Issue Yield: 5.55%), 6/1/2026	540,600
500,000		Cabarrus County, NC, COPs (Series 2002), 5.25%, 2/1/2018	533,690
2,000,000		Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	2,139,440
1,000,000		Charlotte, NC, COPs, 5.50% (Charlotte Convention Facilities)/(United States Treasury PRF 12/1/2010 @101)/(Original Issue Yield: 5.70%), 12/1/2020	1,093,220
1,000,000		Charlotte, NC, Refunding COPs, 5.00% (Charlotte Convention Facilities), 12/1/2025	1,051,170
500,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	517,710
1,000,000		Cumberland County, NC, UT GO Bonds, 5.70% (United States Treasury PRF 3/1/2010 @102)/(Original Issue Yield: 5.78%), 3/1/2017	1,098,740
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010 @101)/(Original Issue Yield: 5.79%), 3/1/2019	1,090,040
550,000		Forsyth County, NC, COPs, 5.00%, 2/1/2026	575,778
1,000,000		Forsyth County, NC, COPs, 5.375% (United States Treasury PRF 10/1/2011@101), 10/1/2022	1,097,870
500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	525,240
900,000		Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 5/1/2019	980,802
750,000		Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015	815,107
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	1,055,070
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	1,094,720
500,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	524,765
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	534,900
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	550,015
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$860,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	$886,161
750,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	779,715
300,000		North Carolina Medical Care Commission, FHA INS Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	325,542
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	531,990
250,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	256,025
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	524,820
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	534,570
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	511,985
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,069,690
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	260,828
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	208,244
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2003A), 5.00% (Novant Health Obligated Group), 11/1/2017	1,054,110
1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/ (AMBAC INS), 7/1/2021	1,302,003
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance INS), 10/1/2019	1,322,213
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.593%), 10/1/2019	660,550
400,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	427,584
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	1,078,510
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	$519,115
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,073,540
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	739,252
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	266,180
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	533,040
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	576,653
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	507,870
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	1,095,610
910,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds, 10.50% (Escrowed In Treasuries COL), 1/1/2010	1,049,458
1,200,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	1,242,984
1,080,000		Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025	1,137,391
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	1,301,352
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	1,071,330
500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/ (Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	520,750
500,000		Raleigh & Durham, NC, Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	527,050
1,500,000		Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	1,611,585
500,000		Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	545,505
		TOTAL	44,144,335
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--7.6%
$1,500,000	[1]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.5384% (FSA INS), 7/1/2015	$1,897,740
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	513,250
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	429,551
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (United States Treasury PRF 2/1/2007 @100)/(Original Issue Yield: 5.80%), 8/1/2030	1,021,720
		TOTAL	3,862,261
		Virgin Islands--1.0%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	527,490
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $45,545,689)	48,534,086
		SHORT-TERM MUNICIPALS--3.7% [2]
		North Carolina--3.0%
1,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.170%, 3/2/2006	1,500,000
		Puerto Rico--0.7%
350,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 12/1/2015	350,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,850,000
		TOTAL MUNICIPAL INVESTMENTS--99.2% (IDENTIFIED COST $47,395,689) [3]	50,384,086
		OTHER ASSETS AND LIABILITIES - NET--0.8%	423,962
		TOTAL NET ASSETS--100%	$50,808,048

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.5% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, this security amounted to $1,897,740 which represents 3.7% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $47,394,068.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
MFH	--Multifamily Housing
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $47,395,689)		$50,384,086
Cash		52,236
Income receivable		733,319
Receivable for investments sold		10,000
Receivable for shares sold		9,426
Prepaid expenses		912
TOTAL ASSETS		51,189,979
Liabilities:
Payable for shares redeemed	$321,899
Income distribution payable	44,342
Payable for Directors'/Trustees' fees	75
Payable for transfer and dividend disbursing agent fees and expenses	6,968
Payable for shareholder services fee (Note 5)	8,647
TOTAL LIABILITIES		381,931
Net assets for 4,659,970 shares outstanding		$50,808,048
Net Assets Consist of:
Paid-in capital		$48,909,523
Net unrealized appreciation of investments		2,988,397
Accumulated net realized loss on investments and futures contracts		(1,089,025)
Distributions in excess of net investment income		(847)
TOTAL NET ASSETS		$50,808,048
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($50,808,048 ÷ 4,659,970 shares outstanding), no par value, unlimited shares authorized		$10.90
Offering price per share (100/95.50 of $10.90) [1]		$11.41
Redemption proceeds per share		$10.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$1,390,636
Expenses:
Investment adviser fee (Note 5)		$107,309
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,313
Transfer and dividend disbursing agent fees and expenses		20,413
Directors'/Trustees' fees		896
Auditing fees		10,792
Legal fees		3,302
Portfolio accounting fees		24,752
Distribution services fee (Note 5)		67,068
Shareholder services fee (Note 5)		56,227
Share registration costs		9,488
Printing and postage		5,000
Insurance premiums		3,895
Miscellaneous		645
TOTAL EXPENSES		386,484
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(93,148)
Waiver of administrative personnel and services fee (Note 5)	(12,128)
Waiver of distribution services fee (Note 5)	(67,068)
Reimbursement of shareholder service fees (Note 5)	(21,720)
Reimbursement of other operating expenses	(1,623)
TOTAL WAIVERS AND REIMBURSEMENTS		(195,687)
Net expenses			190,797
Net investment income			1,199,839
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			278,509
Net realized gain on futures contracts			42,986
Net change in unrealized appreciation of investments			(1,280,402)
Net change in unrealized depreciation of futures contracts			19,767
Net realized and unrealized gain (loss) on investments and futures contracts			(939,140)
Change in net assets resulting from operations			$260,699

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,199,839	$2,523,573
Net realized gain (loss) on investments and futures contracts	321,495	(178,286)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,260,635)	249,576
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	260,699	2,594,863
Distributions to Shareholders:
Distributions from net investment income	(1,200,677)	(2,522,842)
Share Transactions:
Proceeds from sale of shares	6,375,832	18,670,692
Net asset value of shares issued to shareholders in payment of distributions declared	460,918	1,690,216
Cost of shares redeemed	(17,088,300)	(14,722,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,251,550)	5,638,681
Change in net assets	(11,191,528)	5,710,702
Net Assets:
Beginning of period	61,999,576	56,288,874
End of period (including distributions in excess of net investment income of $(847) and $(9), respectively)	$50,808,048	$61,999,576

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers one class of shares: Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gains (losses) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had net realized gains on future contracts of $42,986.

Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2006	Year Ended 8/31/2005
Shares sold	583,814	1,687,921
Shares issued to shareholders in payment of distributions declared	42,313	152,923
Shares redeemed	(1,567,240)	(1,333,746)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(941,113)	507,098

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $47,394,068. The net unrealized appreciation of investments for federal tax purposes was $2,990,018. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,990,018.

At August 31, 2005, the Fund had a capital loss carryforward of $1,278,559 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$332,559
2012	$494,501
2013	$451,499

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, for federal income tax purposes, post October losses of $155,242 were deferred to September 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $93,148 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.232% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, FSC voluntarily waived $67,068 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC retained $4,449 of fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2006, FSC retained $8,157 in sales charges from the sale of the Fund's Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005 and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. This reimbursement amounted to $21,720 for the six months ended February 28, 2006.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,200,000 and $8,150,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2006, were as follows:

Purchases	$1,881,012
Sales	$12,978,980

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 40.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.6% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923500

G02671-04 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.65		$11.51	$11.31	$11.47	$11.45		$11.06
Income From Investment Operations:
Net investment income	0.24		0.49	0.51	0.52	0.53	[1]	0.55
Net realized and unrealized gain (loss) on investments, futures and swap contracts	(0.14)		0.15	0.20	(0.16)	0.02	[1]	0.38
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.64	0.71	0.36	0.55		0.93
Less Distributions:
Distributions from net investment income	(0.24)		(0.50)	(0.51)	(0.52)	(0.53)		(0.54)
Net Asset Value, End of Period	$11.51		$11.65	$11.51	$11.31	$11.47		$11.45
Total Return [2]	0.88%		5.66%	6.36%	3.17%	4.97%		8.69%

Ratios to Average Net Assets:
Net expenses	0.90	% [3]	0.90%	0.90%	0.90%	0.90%		0.90%
Net investment income	4.23	% [3]	4.21%	4.44%	4.51%	4.75	% [1]	4.90%
Expense waiver/reimbursement [4]	0.47	% [3]	0.49%	0.48%	0.45%	0.49%		0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,375		$100,753	$94,744	$96,374	$89,772		$75,896
Portfolio turnover	3%		16%	19%	12%	21%		39%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of the net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,008.80	$4.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.33	$4.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	27.7%	Aaa	42.7%
AA	19.1%	Aa	18.2%
A	5.7%	A	6.8%
BBB	7.4%	Baa	6.1%
BB	1.1%	Ba	1.1%
Not Rated by S&P	37.6%	Not Rated by Moody's	23.7%
Other Assets and Liabilities--Net [2]	1.4%	Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by ..." category. Of the Portfolio's net assets, 10.0% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--97.4%
		Ohio--93.2%
$1,000,000		Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024	$1,039,460
1,750,000		Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,837,185
250,000		Akron, OH, LT GO Bonds, 3.25% (FGIC INS)/(Original Issue Yield: 3.28%), 12/1/2011	243,507
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	1,107,160
300,000		Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.85%), 12/1/2022	331,047
395,000		Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 11/15/2020	412,171
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	1,057,660
100,000		Canfield, OH, UT GO Bonds, 7.75% (Original Issue Yield: 7.80%), 12/1/2006	103,130
250,000		Cincinnati City School District, OH, LT GO Bonds, 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.35%), 12/1/2010	257,842
600,000		Cincinnati, OH Water System, Revenue Bonds, 2.90% (Original Issue Yield: 2.93%), 12/1/2009	582,648
120,000		Cincinnati, OH, UT GO Bonds, 4.125% (United States Treasury COL)/(Original Issue Yield: 4.22%), 12/1/2012	122,774
150,000		Cincinnati, OH, UT GO Bonds, 5.00%, 12/1/2014	158,649
250,000		Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024	277,215
1,000,000		Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25% (United States Treasury PRF1/1/2012 @100)/(Original Issue Yield: 4.71%), 1/1/2021	1,085,630
250,000		Cleveland, OH, LT GO Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.30%), 9/1/2006	252,332
530,000		Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series 2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025	550,299
440,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	465,300
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	528,530
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port of Cleveland Bond Fund), 5/15/2025	$509,735
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	1,063,090
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,095,630
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2024	1,708,693
1,000,000		Columbus, OH Tax Increment Financing, Tax Allocation Revenue Bonds (Series 2004A), 5.00% (Easton Project)/(AMBAC INS), 12/1/2024	1,053,140
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	1,127,660
250,000		Delaware County, OH, LT GO Sewer District Improvement Bonds, 4.35% (MBIA Insurance Corp. INS), 12/1/2009	257,500
300,000		Dublin, OH, UT GO Bonds (Series A), 3.20% (Original Issue Yield: 3.36%), 12/1/2012	289,314
120,000		Eaton, OH City School District, UT GO Bonds, 4.25% (FGIC INS), 12/1/2010	123,764
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	1,060,180
1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%), 6/15/2028	1,533,195
1,500,000		Fairview Park, OH, Various Purpose Refunding & Improvement LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2030	1,590,240
200,000		Findlay, OH, LT GO Bonds, 5.875% (United States Treasury PRF 7/1/2006 @102)/(Original Issue Yield: 6.00%), 7/01/2017	205,660
100,000		Forest Hills, OH Local School District, UT GO Bonds, 5.70% (United States Treasury PRF 12/1/2007 @101)/ Original Issue Yield: 6.00%), 7/1/2017	104,748
200,000		Franklin County, OH Convention Facilities Authority, Revenue Bonds, 4.75% (United States Treasury PRF 12/1/2007 @101)/(Original Issue Yield: 4.85%), 12/1/2009	206,282
500,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	510,310
1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	1,541,685
1,610,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035	1,680,937
400,000		Franklin County, OH, Development Revenue Bonds, (Series 1999), 5.125% (American Chemical Society)/(Original Issue Yield: 5.33%), 10/1/2009	418,308
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	$775,665
200,000		Franklin, OH Local School District, UT GO Bonds, 3.15% (FGIC INS)/(Original Issue Yield: 3.25%), 12/1/2014	190,744
250,000		Garfield Heights, OH City School District, UT GO Bonds, 4.25% (MBIA Insurance Corp. INS)/Original Issue Yield: 4.47%), 12/15/2012	257,407
250,000		Greater Cleveland Regional Transit Authority, UT GO Bonds (Series A), 4.45% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 12/1/2011	260,462
250,000		Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008 @102)/(Original Issue Yield: 5.42%), 12/1/2025	266,233
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	1,050,870
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	1,049,020
1,530,000		Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC INS), 5/15/2023	1,648,238
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010 @101)/(Original Issue Yield: 5.78%), 12/1/2025	2,632,464
200,000		Hamilton County, OH Sewer System, Revenue Refunding Bonds (Series A), 3.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.88%), 12/1/2010	201,930
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	2,118,960
2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	2,157,380
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	1,087,040
500,000		Hilliard, OH School District, UT GO Bonds (Series B), 4.25% (Original Issue Yield: 4.25%), 12/1/2009	512,900
1,010,000	[1]	Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	1,109,354
1,500,000		Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	1,646,865
150,000		Lancaster, OH Water Systems, Revenue Bonds, 3.50% (AMBAC INS), 12/1/2011	149,166
150,000		Liberty, OH, UT GO Bonds, 5.625% (Original Issue Yield: 5.76%), 12/1/2027	161,817
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$2,000,000		Licking Heights, OH Local School District, School Facilites Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010 @100)/(Original Issue Yield: 5.58%), 12/1/2024	$2,174,080
10,000		Lima, OH, Hospital Revenue Refunding Bonds, 7.50% (St. Rita Hospital of Lima, OH)/(United States Treasury COL), 11/1/2006	10,247
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,510,020
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	1,046,490
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,611,240
200,000		Madeira, OH City School District, UT GO Bonds, 2.625% (FSA INS), 12/1/2010	190,086
1,000,000		Mahoning County, OH Hospital Facilities, Hospital Facilities Revenue Bonds (Series A), 6.00% (Forum Health Obligated Group)/(Original Issue Yield: 6.15%), 11/15/2032	1,002,950
250,000		Mahoning County, OH, LT GO Bonds, 4.00% (FSA INS), 12/1/2012	254,812
355,000		Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010 @100)/(original Issue Yield: 5.75%), 12/1/2021	386,325
1,000,000		Marion County, OH Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(United States Treasury PRF 5/15/2006 @102)/(Original Issue Yield: 6.52%), 5/15/2011	1,026,050
250,000		Mason, OH City School District, UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2011 (@100)/(Original Issue Yield: 4.71% 12/1/2013	268,082
255,000		Massillon, OH, UT GO Bonds (Series B), 4.00% (AMBAC INS)/(Original Issue Yield: 4.06%), 12/1/2014	258,047
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	1,083,510
250,000		Medina County, OH Library District, UT GO Bonds, 3.50%, 12/1/2010	250,023
165,000		Mentor, OH, LT GO Bonds, 5.25% (United States Treasury PRF 12/1/2006 @102)/(Original Issue Yield: 5.35%), 12/1/2017	170,310
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	1,023,630
250,000		Milford, OH Exempt Village School District, UT GO School Improvement Bonds, 4.25% (FSA INS)/(Original Issue Yield: 4.39%), 12/1/2013	256,473
400,000		Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health Care)/(United States Treasury PRF 1/1/2010 @100)/(Original Issue Yield: 5.551%), 7/1/2018	422,468
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Montgomery County, OH, MFH Housing Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC GTD), 11/1/2035	$1,012,210
175,000		Muskingum County, OH, LT GO Refunding Bonds, 3.50% (MBIA Insurance Corp. INS), 12/1/2011	174,379
1,415,000		Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025	1,505,942
1,090,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA GTD), 9/1/2022	1,095,853
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	2,596,575
150,000		Ohio State Building Authority, Revenue Bond (Series A), 5.50% (FSA INS), 4/1/2016	164,112
300,000		Ohio State Building Authority, Revenue Bonds, 3.000% (Original Issue Yield: 3.02%), 4/1/2009	294,333
500,000		Ohio State Building Authority, Revenue Refunding Bonds (Series A), 5.25%, 10/1/2008	521,355
200,000		Ohio State Building Authority, Revenue Refunding Bonds (Series B), 4.00% (FSA INS)/(Original Issue Yield: 4.06%), 10/1/2011	204,218
225,000		Ohio State Building Authority, Revenue Refunding Bonds (Series B), 4.35% (Original Issue Yield: 4.55%), 9/1/2007	228,074
1,500,000		Ohio State Environmental Facilities, Revenue Bonds (Series 2005), 5.75% (Ford Motor Co.), 4/1/2035	1,328,895
1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	1,058,430
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	1,093,090
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein College)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2035	1,054,430
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	1,053,560
500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	535,915
1,070,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	1,140,770
610,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	649,912
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	2,139,600
300,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.15% (Denison University)/(United States Treasury PRF 11/1/2006 @101)/(Original Issue Yield: 5.20%), 11/1/2008	306,486
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$100,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.75% (John Carroll University, OH), 4/1/2019	$103,773
350,000		Ohio State Public Facilities Commission, Higher Education Capital Facilities Revenue Bonds (Series II-A), 4.50% (United States Treasury PRF 11/1/2008 @100)/(Original Issue Yield: 4.90%), 11/1/2009	359,002
200,000		Ohio State Public Facilities Commission, Higher Education Capital Facilities Revenue Bonds (Series II-A), 4.50% (United States Treasury PRF 11/1/2008 @100)/(Original Issue Yield: 5.10%), 11/1/2011	205,144
175,000		Ohio State Public Facilities Commission, Higher Education Capital Facilities Revenue Bond (Series II-B), 4.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.50%), 6/1/2007	177,336
2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,165,580
300,000		Ohio State University, General Receipts Revenue Bonds (Series B), 3.50% (Original Issue Yield: 3.54%), 6/1/2010	299,637
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	2,163,520
5,000		Ohio State Water Development Authority, Pure Water Revenue Refunding Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 6.30%), 12/1/2018	5,009
300,000		Ohio State Water Development Authority, State Match Series Revenue Refunding Bonds, 4.25%, 12/1/2011	310,725
200,000		Ohio State, Parks and Recreation Capital Facilities Revenue Bond (Series II-B), 3.00%, 12/1/2007	198,448
200,000		Ohio State, UT GO Bonds (Series B), 4.25%, 11/1/2010	206,208
200,000		Ohio State, UT GO Bonds (Series B), 5.00% (Original Issue Yield: 5.02%), 9/15/2021	211,406
250,000		Ohio State, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008 @101)/(Original Issue Yield: 4.94%), 2/1/2012	260,693
250,000		Ohio State, UT GO Bonds (Series C), 5.00%, 5/1/2007	254,710
300,000		Ohio State, UT GO Bonds (Series D), 2.75%, 3/1/2008	294,690
250,000		Ohio State, UT GO Bonds, 5.00% (United States Treasury PRF 8/1/2007 @101)/(Original Issue Yield: 5.00%), 8/1/2008	257,778
500,000		Ohio State, UT GO Refunding Bonds (Series A), 3.00% (Original Issue Yield: 3.07%), 8/1/2009	490,010
900,000		Ohio State, UT GO Refunding Bonds (Series A), 3.00%, 8/1/2008	888,786
200,000		Ohio State, UT GO Refunding Bonds (Series J), 3.30% (Original Issue Yield: 3.35%), 10/1/2012	193,396
305,000		Ohio State, UT GO Refunding Bonds (Series J), 3.50% (Original Issue Yield: 3.61%), 10/1/2014	296,115
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$200,000		Ohio University, Athens, General Receipts Revenue Bond, 4.00% (FSA INS)/(Original Issue Yield: 4.10%), 12/1/2006	$200,932
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	1,010,240
200,000		Ohio Water Development Authority, Drinking Water Revenue Bond, 4.125% (Original Issue Yield: 4.27%), 12/1/2011	205,860
1,620,000		Olentangy, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	1,774,208
2,000,000		Olentangy, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2030	2,125,260
1,835,000		Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.15%), 12/1/2028	1,938,769
1,255,000		Ottawa & Glandorf, OH Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (MBIA Insurance Corp. INS), 12/1/2020	1,358,600
300,000		Painesville, OH City School District, UT GO Bonds, 3.50% (FGIC INS), 12/1/2012	295,917
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	1,024,910
500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	506,485
500,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	533,520
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	1,077,960
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,650,465
250,000		Rocky River, OH, LT GO Bonds, 3.50% (Original Issue Yield: 3.60%), 12/1/2014	242,178
170,000		South-Western City School District, OH, UT GO Bonds, 4.35% (AMBAC INS)/(Original Issue Yield: 4.45%), 12/1/2010	174,876
2,000,000		Springboro, OH Commuity School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.03%), 12/1/2032	2,103,420
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	1,088,190
400,000		Sugarcreek, OH Local School District, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2014	432,052
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$170,000		Summit County, OH, Sanitary Sewer System Improvement LT GO Bonds, 4.50% (FGIC INS), 12/1/2010	$177,179
250,000		Summit County, OH, Sanitary Sewer System Improvement LT GO Bonds, 5.50% (FGIC INS)/(United States Treasury PRF12/1/2011 @101)/(Original Issue Yield: 5.04%), 12/1/2016	275,608
500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	535,775
860,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond Fund), 11/15/2025	876,744
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,735,485
1,375,000		Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,432,448
300,000		Trumbull County, OH, LT GO Bonds, 3.375% (AMBAC INS), 12/1/2013	294,459
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	2,162,600
200,000		University of Akron, OH, General Receipts Revenue Bond (Series A), 3.00% (AMBAC INS), 1/1/2011	191,866
100,000		University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States Treasury PRF12/1/2009 @101)/(Original Issue Yield: 5.90%), 6/1/2019	108,742
1,025,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	1,080,924
1,000,000		Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGI INS)/(Original Issue Yield: 5.83%), 12/1/2024	1,098,040
200,000		Wayne County, OH, LT GO Bonds, 3.80%, 12/1/2008	201,662
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA GTD), 2/20/2043	2,143,687
150,000		Westerville, OH City School District, UT GO Bonds, 5.65% (FGIC INS)/(United States Treasury PRF12/1/2006 @102)/(Original Issue Yield: 5.85%), 12/1/2022	155,471
200,000		Westlake, OH City School District, School Improvement UT GO Bonds, 3.00% (FGIC INS)/(Original Issue Yield: 3.26%), 12/1/2012	187,934
200,000		Westlake, OH City School District, School Improvement UT GO Refunding Bonds, 2.30% (FGIC INS)/(Original Issue Yield: 2.50%), 12/1/2009	188,372
200,000		Whitehall, OH City School District, UT GO Refunding Bonds, 3.50% (FSA INS), 12/1/2011	199,290
		TOTAL	115,004,201
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--3.9%
$2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.538% (FSA INS), 7/1/2015	$2,530,320
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.338% (AMBAC INS), 1/1/2011	1,247,100
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	1,076,595
		TOTAL	4,854,015
		Virgin Islands--0.3%
305,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	308,334
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $114,397,556)	120,166,550
		SHORT-TERM MUNICIPALS--1.2% [3]
		Ohio--0.4%
500,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.18%, 3/2/2006	500,000
		Puerto Rico--0.8%
1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.06%, 3/1/2006	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,500,000
		TOTAL MUNICIPAL INVESTMENTS--98.6% (IDENTIFIED COST $115,897,556) [4]	121,666,550
		OTHER ASSETS AND LIABILITIES - NET--1.4%	1,707,956
		TOTAL NET ASSETS--100%	$123,374,506

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.8% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $4,310,940 which represents 3.5% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $115,896,234.

At February 28, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures [5]	(50)	$(5,400,000)	March 2006	$31,824

5 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $115,897,556)		$121,666,550
Cash		48,516
Income receivable		1,584,409
Receivable for investments sold		225,000
Receivable for shares sold		102,391
TOTAL ASSETS		123,626,866
Liabilities:
Payable for shares redeemed	$32,298
Income distribution payable	161,126
Payable for daily variation margin	15,625
Payable for portfolio accounting fee	7,856
Payable for distribution services fee (Note 5)	12,043
Payable for shareholder services fee (Note 5)	19,560
Accrued expenses	3,852
TOTAL LIABILITIES		252,360
Net assets for 10,717,394 shares outstanding		$123,374,506
Net Assets Consist of:
Paid-in capital		$119,672,084
Net unrealized appreciation of investments and futures contracts		5,800,818
Accumulated net realized loss on investments and futures contracts		(2,015,533)
Distributions in excess of net investment income		(82,863)
TOTAL NET ASSETS		$123,374,506
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($123,374,506 ÷ 10,717,394 shares outstanding), no par value, unlimited shares authorized		$11.51
Offering price per share (100/99.00 of $11.51) [1]		$11.63
Redemption proceeds per share (99.00/100 of $11.51) [1]		$11.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$2,579,388
Expenses:
Investment adviser fee (Note 5)		$200,818
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,922
Transfer and dividend disbursing agent fees and expenses		27,584
Directors'/Trustees' fees		958
Auditing fees		10,960
Legal fees		2,588
Portfolio accounting fees		25,385
Distribution services fee (Note 5)		200,818
Shareholder services fee (Note 5)		122,014
Share registration costs		10,399
Printing and postage		7,052
Insurance premiums		3,988
Miscellaneous		780
TOTAL EXPENSES		690,650
Waivers (Note 5):
Waiver of investment adviser fee	$(98,943)
Waiver of administrative personnel and services fee	(11,895)
Waiver of distribution services fee	(125,511)
TOTAL WAIVERS		(236,349)
Net expenses			454,301
Net investment income			2,125,087
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(56,318)
Net realized gain on futures contracts			210,051
Net change in unrealized appreciation of investments			(1,401,456)
Net change in unrealized depreciation of futures contracts			110,894
Net realized and unrealized gain (loss) on investments and futures contracts			(1,136,829)
Change in net assets resulting from operations			$988,258

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,125,087	$4,108,637
Net realized gain on investments and futures contracts	153,733	77,716
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,290,562)	1,201,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	988,258	5,387,617
Distributions to Shareholders:
Distributions from net investment income	(2,113,201)	(4,202,323)
Share Transactions:
Proceeds from sale of shares	10,116,004	14,611,961
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Ohio Fund	19,681,635	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,167,640	2,229,294
Cost of shares redeemed	(7,218,887)	(12,017,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,746,392	4,823,370
Change in net assets	22,621,449	6,008,664
Net Assets:
Beginning of period	100,753,057	94,744,393
End of period (including distributions in excess of net investment income of $(82,863) and $(94,749), respectively)	$123,374,506	$100,753,057

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers one class of Shares: Class F Shares.

On February 24, 2006, the Fund received assets from Sky Trust Tax Exempt Ohio Fund as the result of a tax-free reorganization, as follows:

Shares of Federated Ohio Municipal Income Fund Issued	Sky Trust Tax Exempt Ohio Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Federated Ohio Municipal Income Fund Prior to Combination	Net Assets of Sky Trust Tax Exempt Ohio Fund Immediately Prior to Combination	Net Assets of Federated Ohio Municipal Income Fund Immediately After Combination
1,711,447	$19,681,635	$190,227	$103,335,293	$19,681,635	$123,016,928

1 Unrealized Appreciation is included in the Sky Trust Tax Exempt Ohio Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gain/loss on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations. At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had realized gains on futures contracts of $210,051.

Futures contracts outstanding at period end, if any, are listed after the funds portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	2/11/2004	$ 500,000
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.33808% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2006	Year Ended 8/31/2005
Shares sold	865,158	1,258,396
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Ohio Fund	1,711,447	--
Shares issued to shareholders in payment of distributions declared	101,726	192,142
Shares redeemed	(611,558)	(1,034,512)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,066,773	416,026

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $115,896,234. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $5,770,316. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,126,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $355,686.

At August 31, 2005, the Fund had a capital loss carryforward of $2,248,448 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145
2009	$598,494
2010	$ 69,375
2011	$ 87,412
2012	$176,880
2013	$621,142

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $98,943 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.124% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, FSC voluntarily waived $125,511 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC retained $1,224 of fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2006, FSC retained $9,458 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC retained $75,307 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,875,000 and $17,975,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended February 28, 2006, were as follows:

Purchases	$8,128,041
Sales	$3,165,371

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 42.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.7% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it had already paid approximately $8.0 million to certain funds determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923609

2032305 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.81		$11.71	$11.51	$11.70	$11.52		$11.09
Income From Investment Operations:
Net investment income	0.27		0.54	0.54	0.54	0.56	[1]	0.57
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.16)		0.10	0.19	(0.19)	0.18	[1]	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.64	0.73	0.35	0.74		0.99
Less Distributions:
Distributions from net investment income	(0.26)		(0.54)	(0.53)	(0.54)	(0.56)		(0.56)
Net Asset Value, End of Period	$11.66		$11.81	$11.71	$11.51	$11.70		$11.52
Total Return [2]	0.99%		5.58%	6.46%	3.04%	6.70%		9.18%

Ratios to Average Net Assets:
Net expenses	0.75	% [3]	0.75%	0.75%	0.75%	0.75%		0.75%
Net investment income	4.59	% [3]	4.55%	4.63%	4.58%	4.92	% [1]	5.09%
Expense waiver/reimbursement [4]	0.11	% [3]	0.11%	0.10%	0.09%	0.09%		0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$215,993		$209,005	$200,023	$210,429	$205,870		$194,407
Portfolio turnover	4%		12%	9%	17%	18%		16%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.81		$11.71	$11.51	$11.70	$11.53		$11.09
Income From Investment Operations:
Net investment income	0.22		0.45	0.45	0.45	0.47	[1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.15)		0.10	0.19	(0.19)	0.18	[1]	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.55	0.64	0.26	0.65		0.91
Less Distributions:
Distributions from net investment income	(0.22)		(0.45)	(0.44)	(0.45)	(0.48)		(0.47)
Net Asset Value, End of Period	$11.66		$11.81	$11.71	$11.51	$11.70		$11.53
Total Return [2]	0.60%		4.77%	5.65%	2.26%	5.79%		8.42%

Ratios to Average Net Assets:
Net expenses	1.52	% [3]	1.52%	1.52%	1.52%	1.52%		1.52%
Net investment income	3.81	% [3]	3.78%	3.85%	3.81%	4.15	% [1]	4.32%
Expense waiver/reimbursement [4]	0.10	% [3]	0.09%	0.08%	0.07%	0.07%		0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,395		$59,770	$65,748	$70,339	$61,535		$51,468
Portfolio turnover	4%		12%	9%	17%	18%		16%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of the net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,009.90	$3.74
Class B Shares	$1,000	$1,006.00	$7.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class B Shares	$1,000	$1,017.26	$7.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.75%
Class B Shares	1.52%

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	36.2%	Aaa	36.5%
AA	13.5%	Aa	10.0%
A	9.0%	A	2.2%
BBB	13.5%	Baa	6.8%
BB	2.6%	Ba	1.6%
B	2.0%	B	0.4%
Not Rated by S&P	22.7%	Not Rated by Moody's	42.0%
Other Assets and Liabilities--Net [2]	0.5%	Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 12.8% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.6%
		Pennsylvania--97.2%
$1,300,000		Allegheny County Redevelopment Authority, Revenue Bonds, 5.60% (Pittsburgh Mills), 7/1/2023	$1,368,731
1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	1,634,100
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	4,576,697
2,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	2,973,625
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	1,951,900
785,000		Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital)/(Escrowed In U.S. Treasuries COL), 7/1/2009	823,072
100,000		Allegheny County, PA HDA, Revenue Bonds (Series B), 4.90% (UPMC Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 7/1/2008	103,071
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/ (Original Issue Yield: 5.60%), 11/15/2032	2,077,060
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/ (Original Issue Yield: 5.50%), 1/1/2018	1,543,605
4,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 4/1/2017	4,157,720
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	1,057,700
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	1,014,310
475,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	472,069
1,000,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	991,060
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	3,306,858
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	1,300,087
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	$1,435,026
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	1,500,300
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	952,272
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (United States Treasury PRF 3/1/2009 @101)/(Original Issue Yield: 6.05%), 3/01/2019	3,242,370
500,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022	518,750
460,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	481,928
100,000		Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.03%), 10/1/2016	104,718
175,000		Allegheny County, PA, UT GO Bonds (Series C-47), 4.45% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.50%), 10/1/2009	180,680
75,000		Allegheny County, PA, UT GO Bonds (Series C-47), 4.45% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.50%), 10/1/2009	77,326
200,000		Altoona, PA City Authority, Revenue Refunding Bonds, 4.85% (FGIC INS)/ (Original Issue Yield: 4.95%), 11/1/2009	204,018
200,000		Bensalem Township School District, PA, UT GO Bonds, 5.25% (FGIC INS)/ (Original Issue Yield: 5.25%), 7/15/2006	201,432
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF 9/1/2009 @100)/(Original Issue Yield: 5.55%), 9/1/2020	2,131,860
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	2,925,030
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	1,024,450
1,300,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	1,346,254
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	799,230
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	532,405
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	$1,012,540
100,000		Burrell, PA School District, UT GO Bonds, 5.10% (FGIC INS), 11/15/2006	100,375
1,580,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California, N.A. LOCs), 5/1/2010	1,667,437
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	1,098,603
1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	1,503,480
1,575,000		Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	1,627,133
200,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011	210,010
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	1,030,630
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	1,337,675
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.40%), 1/1/2025	1,095,660
2,800,000		Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	2,948,988
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	2,702,762
2,875,000		Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance INS), 6/1/2022	3,000,379
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	1,092,750
1,500,000		Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	1,626,885
2,000,000		Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	2,169,180
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	11,271,600
1,000,000	[1]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 8.84575%, 7/1/2017	1,273,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,100,000		Erie County, PA Convention Center Authority, Convention Center Hotel Revenue Bonds, 5.00% (FGIC INS), 1/15/2036	$2,202,711
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	4,353,667
570,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023	578,892
100,000		Gateway, PA School District, UT GO Bonds, 4.80% (FGIC INS)/(Original Issue Yield: 4.90%), 7/15/2007	101,892
100,000		Gateway, PA School District, UT GO Bonds, 5.00% (FGIC INS), 7/15/2008	101,987
150,000		General McLane School District, PA, UT GO Bonds (Series B), 4.35% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.45%), 10/15/2009	153,324
2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/ (AMBAC INS), 11/1/2029	2,106,280
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	797,112
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	1,055,240
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(Original Issue Yield: 5.63%), 3/15/2026	1,052,910
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	2,175,260
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/ (Original Issue Yield: 7.70%), 5/1/2022	274,250
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	1,029,560
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	1,074,730
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023	2,082,580
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	1,075,980
250,000		Lower Paxton Township, PA, UT GO Bonds (Series A), 3.80% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 3.923%), 4/1/2014	250,242
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	$1,038,450
825,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	827,962
1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022	1,021,500
1,000,000		McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(American Capital Access INS), 10/1/2030	1,037,340
365,000		McKeesport, PA Area School District, UT GO Bonds (Series B), 5.40% (FSA INS)/(Original Issue Yield: 5.50%), 10/1/2006	369,442
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	1,058,700
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(United States Treasury PRF 7/1/2008 @100)/ (Original Issue Yield: 5.40%), 7/01/2015	2,446,470
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(Original Issue Yield: 6.17%), 1/1/2043	1,069,960
1,500,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006), 5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036	1,550,400
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009 @102)/(Original Issue Yield: 7.472%), 12/01/2024	1,416,263
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/ (Original Issue Yield: 6.375%), 2/1/2035	1,050,130
2,250,000		Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	2,325,172
1,000,000		Montgomery County, PA IDA, Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022	1,029,280
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	1,050,710
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007 @102)/(Original Issue Yield: 5.85%), 12/01/2017	526,750
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007 @102)/(Original Issue Yield: 5.90%), 12/01/2027	$2,423,050
1,000,000		North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/ (Original Issue Yield: 5.576%), 7/15/2024	1,082,140
1,075,000		North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In U.S. Treasuries COL), 3/1/2007	1,083,880
150,000		North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%), 9/1/2010	154,926
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	1,056,460
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%), 4/1/2024	3,266,790
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	1,185,030
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	1,057,200
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	1,065,640
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	2,499,800
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,774,280
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	1,077,020
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	997,330
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,022,810
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	1,030,340
535,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	552,569
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	2,881,271
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	2,108,060
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College)/(United States Treasury PRF 5/15/2006 @102),5/15/2026	$2,055,080
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,639,920
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	1,433,035
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	1,583,810
1,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,369,400
1,625,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Slippery Rock University Foundation)/(XL Capital Assurance Inc. INS), 7/1/2037	1,697,670
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006A), 5.00% (University of Scranton)/(XL Capital Assurance Inc. INS), 11/1/2035	1,052,080
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024	1,225,111
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033	1,309,500
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.913%), 6/15/2021	2,015,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	1,002,310
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2036	1,037,730
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	764,475
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,053,670
3,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,176,460
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$450,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2027	$476,640
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	1,314,363
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	2,720,573
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	1,639,920
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,555,815
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.58%), 3/15/2017	1,518,270
1,500,000		Pennsylvania State IDA, Economic Development Revenue Bonds (Series 2002), 5.50% (AMBAC INS), 7/1/2020	1,651,560
1,500,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,586,040
1,600,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/ Morrisville), 7/1/2035	1,630,576
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	2,312,199
3,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corp. for Aging Project)/(AMBAC INS)/ (Original Issue Yield: 5.43%), 7/1/2023	3,186,510
1,275,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 5.80%), 7/1/2008	1,339,477
1,060,000		Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	1,081,730
950,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2019	1,032,669
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2019	1,341,450
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2023	1,088,340
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012 @100), 8/01/2022	$1,113,200
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	9,864,990
100,000		Pike County, PA, UT GO Bonds, 4.40% (United States Treasury COL)/(Original Issue Yield: 4.50%), 10/1/2007	101,543
50,000		Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC INS), 2/1/2010	52,708
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	3,159,158
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	772,543
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	368,366
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	1,112,657
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	3,054,936
5,000,000	[1]	Pittsburgh, PA, RITES (Series PA 961), 8.28438% (AMBAC INS), 9/1/2015	5,947,700
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	1,605,045
2,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	2,938,053
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,304,210
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	2,209,116
1,000,000		Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,048,970
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	1,619,145
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	1,073,310
100,000		Schuylkill Haven, PA Area School District, UT GO Bonds, 5.15% (AMBAC INS), 9/1/2006	100,946
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 7.35%), 9/01/2031	1,159,020
700,000		Shaler, PA School District Authority, UT GO Bonds, 6.25% (Escrowed In U.S. Treasuries COL), 4/15/2008	717,668
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	$2,059,460
1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance INS), 12/1/2029	1,343,524
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In U.S. Treasuries COL), 5/15/2026	591,505
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011 @101), 5/15/2026	2,709,616
2,000,000		Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/ (Original Issue Yield: 5.70%), 3/1/2017	2,075,460
200,000		Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/ (Original Issue Yield: 4.80%), 10/1/2007	203,958
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	520,385
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(Original Issue Yield: 5.42%), 11/15/2034	1,063,260
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East), 11/15/2024	1,074,340
1,000,000	[1]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	921,850
200,000		Titusville, PA Area School District, UT GO Bonds, 4.95% (FSA INS), 7/1/2007	204,076
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,346,604
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	1,800,881
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance INS), 8/1/2024	1,325,888
250,000		Uniontown, PA Area School District, UT GO Bonds, 4.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.10%), 10/1/2015	254,403
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL), 12/15/2018	550,372
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	2,032,445
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/ (Original Issue Yield: 6.30%), 1/1/2032	1,066,220
1,000,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries COL), 11/15/2014	1,273,060
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/ (Original Issue Yield: 8.25%), 11/15/2023	1,178,740
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	$1,543,020
145,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S. Treasuries COL), 7/1/2010	157,173
		TOTAL	261,893,890
		Puerto Rico--1.4%
2,000,000	[1]	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.5384% (FSA INS), 7/1/2015	2,530,320
1,000,000	[1]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 8.33808% (AMBAC INS), 1/1/2011	1,247,100
		TOTAL	3,777,420
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $251,284,824)	265,671,310
		SHORT-TERM MUNICIPALS--0.9% [2]
		Pennsylvania--0.4%
100,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 2.930%, 3/1/2006	100,000
900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. LIQ), 2.990%, 3/1/2006	900,000
		TOTAL	1,000,000
		Puerto Rico--0.5%
1,250,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 3/1/2006	1,250,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,250,000
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $253,534,824) [3]	267,921,310
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,466,554
		TOTAL NET ASSETS--100%	$269,387,864

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $13,383,539 which represents 5.0% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $253,511,837.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MFH	--Multi-family Housing
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $253,534,824)		$267,921,310
Cash		5,184
Income receivable		3,916,929
Receivable for investments sold		35,000
Receivable for shares sold		442,156
TOTAL ASSETS		272,320,579
Liabilities:
Payable for investments purchased	$2,077,953
Payable for shares redeemed	373,672
Income distribution payable	356,891
Payable for distribution services fee (Note 5)	30,971
Payable for shareholder services fee (Note 5)	47,647
Accrued expenses	45,581
TOTAL LIABILITIES		2,932,715
Net assets for 23,099,656 shares outstanding		$269,387,864
Net Assets Consist of:
Paid-in capital		$263,370,114
Net unrealized appreciation of investments		14,386,486
Accumulated net realized loss on investments, swap contracts and futures contracts		(8,344,269)
Distributions in excess of net investment income		(24,467)
TOTAL NET ASSETS		$269,387,864
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($215,993,205 ÷ 18,520,883 shares outstanding) no par value, unlimited shares authorized		$11.66
Offering price per share (100/95.50 of $11.66) [1]		$12.21
Redemption proceeds per share		$11.66
Class B Shares:
Net asset value per share ($53,394,659 ÷ 4,578,773 shares outstanding) no par value, unlimited shares authorized		$11.66
Offering price per share		$11.66
Redemption proceeds per share (94.50/100 of $11.66) [1]		$11.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$7,002,563
Expenses:
Investment adviser fee (Note 5)		$524,494
Administrative personnel and services fee (Note 5)		104,465
Custodian fees		6,533
Transfer and dividend disbursing agent fees and expenses		83,994
Directors'/Trustees' fees		1,754
Auditing fees		10,960
Legal fees		3,239
Portfolio accounting fees		47,995
Distribution services fee--Class B Shares (Note 5)		209,475
Shareholder services fee--Class A Shares (Note 5)		246,354
Shareholder services fee--Class B Shares (Note 5)		69,825
Share registration costs		14,028
Printing and postage		13,045
Insurance premiums		4,494
Miscellaneous		2,503
TOTAL EXPENSES		1,343,158
Waivers (Note 5):
Waiver of investment adviser fee	$(124,688)
Waiver of administrative personnel and services fee	(4,549)
Waiver of shareholder services fee--Class A Shares	(9,009)
TOTAL WAIVERS		(138,246)
Net expenses			1,204,912
Net investment income			5,797,651
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(7,567)
Net realized gain on futures contracts			5,835
Net change in unrealized appreciation of investments			(3,432,586)
Net realized and unrealized gain (loss) on investments and futures contracts			(3,434,318)
Change in net assets resulting from operations			$2,363,333

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,797,651	$11,644,857
Net realized gain (loss) on investments and futures contracts	(1,732)	237,110
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,432,586)	2,113,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,363,333	13,995,468
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,708,580)	(9,306,696)
Class B Shares	(1,049,900)	(2,423,083)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,758,480)	(11,729,779)
Share Transactions:
Proceeds from sale of shares	20,386,380	36,645,054
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Pennsylvania Fund	3,452,292	--
Net asset value of shares issued to shareholders in payment of distributions declared	3,608,545	6,433,591
Cost of shares redeemed	(23,439,657)	(42,339,992)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,007,560	738,653
Change in net assets	612,413	3,004,342
Net Assets:
Beginning of period	268,775,451	265,771,109
End of period (including distributions in excess of net investment income of $(24,467) and $(63,638), respectively)	$269,387,864	$268,775,451

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.

On February 24, 2006, the Fund received assets from Sky Trust Tax Exempt Pennsylvania Fund as the result of a tax-free reorganization, as follows:

Shares of Federated Pennsylvania Municipal Income Fund Issued	Sky Trust Tax Exempt Pennsylvania Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Federated Pennsylvania Municipal Income Fund Prior to Combination	Net Assets of Sky Trust Tax Exempt Pennsylvania Fund Immediately Prior to Combination	Net Assets of Federated Pennsylvania Municipal Income Fund Immediately After Combination
296,334	$3,452,292	$70,860	$265,140,605	$3,452,292	$268,592,897

1 Unrealized Appreciation is included in the Sky Trust Tax Exempt Pennsylvania Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2006, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had net realized gains on futures contracts of $5,835.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	9/23/1999	$475,000
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$984,950
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 8.33808% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	4/14/1999	$954,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,655,666	$19,304,973	2,835,318	$33,382,161
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Pennsylvania Fund	296,334	3,452,292	--	--
Shares issued to shareholders in payment of distributions declared	240,018	2,798,155	414,717	4,876,635
Shares redeemed	(1,364,720)	(15,930,768)	(2,636,006)	(30,998,108)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	827,298	$9,624,652	614,029	$7,260,688

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	92,791	$1,081,407	277,105	$3,262,893
Shares issued to shareholders in payment of distributions declared	69,512	810,390	132,408	1,556,956
Shares redeemed	(643,921)	(7,508,889)	(963,817)	(11,341,884)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(481,618)	$(5,617,092)	(554,304)	$(6,522,035)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	345,680	$4,007,560	59,725	$738,653

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $253,511,837. The net unrealized appreciation of investments for federal tax purposes was $14,409,473. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,657,904 and net unrealized depreciation from investments for those securities having an excess of cost over value of $248,431.

At August 31, 2005, the Fund had a capital loss carryforward of $8,367,675 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,170,431
2009	$ 2,804,527
2010	$ 2,171,230
2012	$ 236,977
2013	$ 1,984,510

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $124,688 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Share Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC did not retain any fees paid by the Fund. Class A Shares did not incur a distribution services fee for the six months ended February 28, 2006.

Sales Charges

For the six months ended February 28, 2006, FSC retained $34,176 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC voluntarily waived $9,009 of its fee. For the six months ended February 28, 2006, FSSC retained $17,240 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,375,000 and $20,525,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$13,451,985
Sales	$10,250,955

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 50.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

2032304 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Vermont Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004 [1]	2003 [1]	2002 [1]	2001	[1,2]
Net Asset Value, Beginning of Period	$10.01		$10.15	$10.10	$10.27	$10.22	$10.00
Income From Investment Operations:
Net investment income	0.17		0.33	0.32	0.34	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.12)		(0.10)	0.06	(0.17)	0.05	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.23	0.38	0.17	0.43	0.59
Less Distributions:
Distribution from net investment income	(0.17)		(0.33)	(0.32)	(0.34)	(0.38)	(0.37)
Distributions from net realized gain on investments	--		(0.04)	(0.01)	--	--	--
TOTAL DISTRIBUTIONS	(0.17)		(0.37)	(0.33)	(0.34)	(0.38)	(0.37)
Net Asset Value, End of Period	$ 9.89		$10.01	$10.15	$10.10	$10.27	$10.22
Total Return [3]	0.54%		2.26%	3.75%	1.74%	4.33%	6.00%

Ratios to Average Net Assets:
Net expenses	0.80	% [4]	0.80%	0.78%	0.84%	0.81%	0.91	% [4]
Net investment income	3.50	% [4]	3.26%	3.14%	3.30%	3.75%	3.96	% [4]
Expense waiver/reimbursement [5]	0.69	% [4]	0.58%	0.43%	0.26%	0.30%	0.46	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,891		$57,272	$71,015	$80,497	$82,132	$86,924
Portfolio turnover	8%		33%	25%	20%	7%	11%

1 Note that the Fund is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). The Former Fund was reorganized into the Fund on August 27, 2004. The Fund had no investment operations prior to the date of the reorganization. The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors. The Common Trust Fund's portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. Please see the Fund's prospectus, statement of additional information and annual report for further information regarding the reorganization, Former Fund and Common Trust Fund.

2 Reflects operations for the period from October 2, 2000 (date of initial public investment) to August 31, 2001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sale charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,005.40	$3.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.83	$4.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	43.4%	Aaa	55.8%
AA	17.3%	Aa	20.7%
A	3.0%	A	9.9%
BBB	3.7%	Baa	2.3%
Not Rated by S&P	32.3%	Not Rated by Moody's	11.0%
Other Assets and Liabilities--Net [2]	0.3%	Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the Portfolio's total net assets, 8.8% do not have long term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.5%
		Guam--2.0%
$835,000		Guam Airport Authority, General Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 10/1/2015	$913,766
		Puerto Rico--18.3%
2,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	2,130,220
900,000		Puerto Rico Electric Power Authority, Refunding Revenue Bonds (Series 2004PP), 5.00% (FGIC INS), 7/1/2024	957,996
1,000,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series 2003NN), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.03%), 7/1/2032	1,051,330
2,000,000		Puerto Rico HFA, Capital Fund Program Revenue Bonds, 5.00%, 12/1/2016	2,124,200
1,000,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series 2005K), 5.00%, 7/1/2025	1,040,830
1,000,000		Puerto Rico Municipal Finance Agency, UT GO Bonds (Series 2005A), 5.00% (FSA INS), 8/1/2018	1,086,030
		TOTAL	8,390,606
		Vermont--77.8%
565,000		Burlington, VT Airport, Revenue Bonds, (Series A), 3.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.76%), 7/1/2017	532,484
1,250,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	1,327,150
490,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015	492,744
510,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016	510,158
300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.65% (FGIC INS)/(Original Issue Yield: 4.70%), 7/1/2006	301,323
150,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.75% (FGIC INS)/(Original Issue Yield: 4.80%), 7/1/2007	152,647
300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	305,214
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$495,000		Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.32%), 5/1/2020	$491,847
515,000		Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.37%), 5/1/2021	509,860
210,000		Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017	211,239
785,000		Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006	786,248
185,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014	184,721
190,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.93%), 11/1/2015	188,727
200,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016	202,012
220,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018	220,759
125,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%), 11/1/2013	124,150
110,000		Chittenden, VT Solid Waste District, UT GO Bonds, (Series A), 2.50% (AMBAC INS), 1/1/2007	109,138
100,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	99,426
310,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	308,348
205,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	204,350
90,000		Fair Haven, VT Union High School District, UT GO Bonds, 5.05% (AMBAC INS)/(Original Issue Yield: 5.15%), 12/1/2006	90,130
25,000		Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009	25,822
520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.55% (AMBAC INS), 9/1/2006	523,162
515,000		St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007	524,332
520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008	536,728
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$340,000		Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 12/1/2019	$360,458
250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021	269,667
1,150,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023	1,240,470
500,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2018	548,220
2,000,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 2004A), 5.00% (Fletcher Allen Health Care)/ (FGIC INS), 12/1/2023	2,117,620
50,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.00% (St. Michael's College)/(AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2023	52,541
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.16% TOBs (Middlebury College), Optional Tender 5/1/2006	2,993
1,100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2002A), 5.00% (Middlebury College)/(Original Issue Yield: 5.20%), 11/1/2032	1,148,092
225,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2004A), 4.25% (Landmark College, Inc.)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.32%), 7/1/2015	226,404
50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	48,989
100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.60% (St. Michael's College)/(Original Issue Yield: 3.68%), 10/1/2010	99,362
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	140,416
195,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's College)/(Original Issue Yield: 4.10%), 10/1/2012	195,837
125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	126,010
385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	390,101
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	$375,964
770,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.30% (Middlebury College)/(Original Issue Yield: 5.45%), 11/1/2008	794,101
190,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.375% (Middlebury College)/(Original Issue Yield: 5.93%), 11/1/2026	195,683
65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/ (AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	67,925
55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/ (AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	58,276
4,305,000	[1]	Vermont Educational and Health Buildings Financing Agency,Revenue Bonds, (Series1999 A), 3.57% (Marlboro College), 4/1/2019	4,046,442
605,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996), 4.50% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.65%), 11/15/2006	609,713
200,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996), 4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%), 11/15/2007	203,852
95,000		Vermont HFA, Revenue Bonds, (Series 11A), 4.85% (Vermont HFA SFM)/ (FSA INS), 11/1/2006	95,089
65,000		Vermont HFA, Revenue Bonds, (Series 11A), 4.95% (Vermont HFA SFM)/ (FSA INS), 11/1/2007	65,070
100,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/ (FSA INS), 11/1/2008	100,130
120,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/ (FSA INS), 11/1/2009	120,175
75,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/ (FSA INS), 11/1/2008	75,161
90,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/ (FSA INS), 11/1/2009	90,207
100,000		Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/ (MBIA Insurance Corp. INS), 5/1/2008	101,641
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$205,000		Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/ (HUD Section 8 INS), 2/15/2008	$206,822
130,000		Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/ (HUD Section 8 INS), 2/15/2009	131,550
1,000,000		Vermont HFA, SFH Bonds (Series 22), 4.70% (Vermont HFA SFM)/ (FSA INS), 11/1/2035	987,320
1,500,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.30% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	1,510,485
1,000,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	1,016,590
860,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.65%), 12/1/2007	877,174
100,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 12/1/2008	103,358
340,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 12/1/2009	355,545
165,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.30% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	166,153
665,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	676,032
840,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	897,490
500,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance Corp. INS), 7/1/2015	554,465
945,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%), 3/1/2034	971,299
1,165,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 3/1/2026	1,208,187
500,000		Vermont State, UT GO Bonds (Series 2005B), 5.00%, 3/1/2020	541,440
1,550,000		Vermont State, UT GO Bonds, 4.00%, 3/1/2022	1,539,119
500,000		Vermont State, UT GO Bonds, (Series A), 4.40% (Original Issue Yield: 4.45%), 1/15/2007	504,535
500,000		Vermont State, UT GO Bonds, (Series C), 4.60% (United States Treasury PRF 1/15/2009 @101)/(Original Issue Yield: 4.75%), 1/15/2013	519,730
		TOTAL	35,696,622
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virgin Islands--1.4%
$510,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2017	$550,560
100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	107,057
		TOTAL	657,617
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $45,340,468)	45,658,611
		SHORT-TERM MUNICIPALS--0.2% [2]
		Puerto Rico--0.2%
100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 3/14/2006 (AT AMORTIZED COST)	100,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (IDENTIFIED COST $45,440,468) [3]	45,758,611
		OTHER ASSETS AND LIABILITIES - NET--0.3%	132,275
		TOTAL NET ASSETS--100%	$45,890,886

Securities that are subject to the federal alternative minimum tax (AMT) represent 4.3% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $4,046,442 which represents 8.8% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $45,440,468.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
HUD	--Housing and Urban Development
INS	--Insured
LIQ	--Liquidity Agreement
MFH	--Multi Family Housing
PRF	--Prerefunded
SFH	--Single Family Housing
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $45,440,468)		$45,758,611
Cash		7,005
Income receivable		538,683
Receivable for shares sold		1,137
TOTAL ASSETS		46,305,436
Liabilities:
Payable for shares redeemed	$256,176
Income distribution payable	135,030
Payable for shareholder services fee (Note 5)	8,870
Accrued expenses	14,474
TOTAL LIABILITIES		414,550
Net assets for 4,638,480 shares outstanding		$45,890,886
Net Assets Consist of:
Paid-in capital		$45,523,102
Net unrealized appreciation of investments		318,143
Accumulated net realized gain on investments and futures contracts		49,606
Undistributed net investment income		35
TOTAL NET ASSETS		$45,890,886
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($45,890,886 ÷ 4,638,480 shares outstanding), no par value, unlimited shares authorized		$9.89
Offering price per share (100/95.50 of $9.89) [1]		$10.36
Redemption proceeds per share		$9.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$1,071,653
Expenses:
Investment adviser fee (Note 5)		$99,533
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,101
Transfer and dividend disbursing agent fees and expenses		7,259
Directors'/Trustees' fees		688
Auditing fees		10,585
Legal fees		2,967
Portfolio accounting fees		26,521
Distribution services fee (Note 5)		62,208
Shareholder services fee (Note 5)		62,194
Share registration costs		12,887
Printing and postage		4,837
Insurance premiums		3,841
Miscellaneous		918
TOTAL EXPENSES		370,923
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(94,678)
Waiver of administrative personnel and services fee	(12,148)
Waiver of distribution services fee	(62,208)
Reimbursement of other operating expenses	(1,686)
TOTAL WAIVERS AND REIMBURSEMENT		(170,720)
Net expenses			200,203
Net investment income			871,450
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			7,653
Net realized gain on futures contracts			112,918
Net change in unrealized appreciation of investments			(869,496)
Net change in unrealized depreciation of futures contracts			34,593
Net realized and unrealized gain (loss) on investments and futures contracts			(714,332)
Change in net assets resulting from operations			$157,118

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$871,450	$2,096,232
Net realized gain on investments and futures contracts	120,571	62,151
Net change in unrealized appreciation/depreciation of investments and futures contracts	(834,903)	(749,864)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	157,118	1,408,519
Distributions to Shareholders:
Distributions from net investment income	(870,990)	(2,094,424)
Distributions from net realized gains	--	(236,002)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(870,990)	(2,330,426)
Share Transactions:
Proceeds from sale of shares	2,432,170	6,244,153
Net asset value of shares issued to shareholders in payment of distributions declared	13,014	15,806
Cost of shares redeemed	(13,112,405)	(19,081,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,667,221)	(12,821,442)
Change in net assets	(11,381,093)	(13,743,349)
Net Assets:
Beginning of period	57,271,979	71,015,328
End of period (including undistributed (distributions in excess of) net investment income of $35 and $(425), respectively)	$45,890,886	$57,271,979

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Vermont Municipal Income Fund (the "Fund") a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Vermont and Vermont municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers one class of shares, Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds, are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had realized gains on futures contracts of $112,918.

Futures contracts outstanding at period end, if any, are listed after the Funds portfolio of Investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57% (Marlboro College), 4/1/2019	3/22/1999	$4,395,087

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2006	Year Ended 8/31/2005
Shares sold	245,890	622,715
Shares issued to shareholders in payment of distributions declared	1,319	1,577
Shares redeemed	(1,329,719)	(1,902,765)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,082,510)	(1,278,473)

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $45,440,468. The net unrealized appreciation of investments for federal tax purposes was $318,143. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $662,309 and net unrealized depreciation from investments for those securities having an excess of cost over value of $344,166.

Under current tax regulations, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, for federal income tax purposes, post October losses of $105,558 were deferred to September 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $94,678 of its fee and reimbursed $1,686 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.250% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Pursuant to a written waiver agreement, FSC will waive its fee. This contractual waiver will expire on August 27, 2006. For the six months ended February 28, 2006, FSC waived $62,208 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchases shares. For the six months ended February 28, 2006, FSC did not retain any fees paid by the Fund.

Sales Charge

For the six months ended February 28, 2006, FSC retained $193 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,875,000 and $9,075,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$3,756,239
Sales	$13,681,722

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2006, 57.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 20.3% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it had already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923872

32272 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)
Date        April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006